UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—November 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Wellington™ Fund Investor Shares - VWELX

Vanguard Wellington™ Fund Admiral™ Shares - VWENX

Vanguard Wellington™ Fund
Investor Shares (VWELX)
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard Wellington™ Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$28	0.25%
How did the Fund perform during the reporting period?
  For the 12 months ended November 30, 2024, the Fund underperformed its composite benchmark, a mix of 65% U.S. stocks and 35% U.S. bonds that reflects the Fund’s target asset allocation.
  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.
  The stock portion of the Fund’s portfolio underperformed the Standard & Poor’s 500 Index by more than 4 percentage points. Stock selection in the information technology, consumer staples, health care, and industrial sectors accounted for most of this underperformance. Selection in the financial and communication services sectors helped results.
  The bond portion outperformed the Bloomberg U.S. Credit A or Better Bond Index. Security selection within the Fund, particularly among investment-grade issues, helped bolster relative returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2014, Through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	21.47%	9.00%	8.53%
Wellington Composite Index	24.15%	10.40%	9.52%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%
Dow Jones U.S. Total Stock Market Float Adjusted Index	34.56%	15.13%	12.82%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of November 30, 2024)
Fund Net Assets (in millions)	$115,968
Number of Portfolio Holdings	1,526
Portfolio Turnover Rate	61%
Total Investment Advisory Fees (in thousands)	$75,292
Portfolio Composition % of Net Assets (as of November 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	1.3%
Common Stocks	65.9%
Corporate Bonds	21.2%
Sovereign Bonds	0.5%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.1%
Other Assets and Liabilities—Net	1.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR21

Vanguard Wellington™ Fund
Admiral™ Shares (VWENX)
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard Wellington™ Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.17%
How did the Fund perform during the reporting period?
  For the 12 months ended November 30, 2024, the Fund underperformed its composite benchmark, a mix of 65% U.S. stocks and 35% U.S. bonds that reflects the Fund’s target asset allocation.
  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.
  The stock portion of the Fund’s portfolio underperformed the Standard & Poor’s 500 Index by more than 4 percentage points. Stock selection in the information technology, consumer staples, health care, and industrial sectors accounted for most of this underperformance. Selection in the financial and communication services sectors helped results.
  The bond portion outperformed the Bloomberg U.S. Credit A or Better Bond Index. Security selection within the Fund, particularly among investment-grade issues, helped bolster relative returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2014, Through November 30, 2024
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	21.55%	9.08%	8.62%
Wellington Composite Index	24.15%	10.40%	9.52%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%
Dow Jones U.S. Total Stock Market Float Adjusted Index	34.56%	15.13%	12.82%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of November 30, 2024)
Fund Net Assets (in millions)	$115,968
Number of Portfolio Holdings	1,526
Portfolio Turnover Rate	61%
Total Investment Advisory Fees (in thousands)	$75,292
Portfolio Composition % of Net Assets (as of November 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	1.3%
Common Stocks	65.9%
Corporate Bonds	21.2%
Sovereign Bonds	0.5%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.1%
Other Assets and Liabilities—Net	1.6%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR521

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
(a) Audit Fees.	$253,000	$230,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$253,000	$230,000

(e)

(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$1,960,472	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,055,892	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

 Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2024
Vanguard Wellington™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	36
Tax information	37

Wellington Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (65.9%)
Communication Services (6.2%)
	Alphabet Inc. Class A	21,779,307	3,679,614
	Meta Platforms Inc. Class A	2,756,317	1,583,008
	T-Mobile US Inc.	3,854,584	951,851
*	Netflix Inc.	1,066,468	945,754
			7,160,227
Consumer Discretionary (8.5%)
*	Amazon.com Inc.	18,659,505	3,879,124
	McDonald's Corp.	3,489,215	1,032,843
	Home Depot Inc.	2,242,010	962,114
	TJX Cos. Inc.	7,074,534	889,198
*	O'Reilly Automotive Inc.	629,049	782,046
*	Tesla Inc.	1,775,374	612,788
	Starbucks Corp.	5,129,000	525,517
	Marriott International Inc. Class A	1,603,288	463,495
	Tractor Supply Co.	1,566,239	444,295
*	MercadoLibre Inc.	104,028	206,513
			9,797,933
Consumer Staples (2.1%)
	Unilever plc	16,423,093	983,446
	Pernod Ricard SA	4,969,751	556,786
	Procter & Gamble Co.	2,839,236	508,962
	Haleon plc	71,398,005	340,577
			2,389,771
Energy (3.6%)
	Exxon Mobil Corp.	12,189,806	1,437,909
	Williams Cos. Inc.	11,199,711	655,407
	Targa Resources Corp.	2,898,107	592,083
	EQT Corp.	12,537,294	569,695
	Cheniere Energy Inc.	2,110,000	472,661
	Marathon Petroleum Corp.	2,636,207	411,644
			4,139,399
Financials (9.8%)
	Wells Fargo & Co.	33,116,726	2,522,501
	JPMorgan Chase & Co.	7,857,482	1,962,170
	Progressive Corp.	5,569,971	1,497,654
	S&P Global Inc.	2,450,123	1,280,214
	KKR & Co. Inc.	7,490,264	1,219,939
	American Express Co.	3,677,222	1,120,376
	Nasdaq Inc.	12,895,999	1,070,239
	Morgan Stanley	5,350,685	704,204
			11,377,297
Health Care (6.8%)
	UnitedHealth Group Inc.	3,400,819	2,075,180
	Merck & Co. Inc.	10,457,144	1,062,864
	AstraZeneca plc ADR	12,656,012	855,800
	Gilead Sciences Inc.	8,023,353	742,802
	Eli Lilly & Co.	903,677	718,739
	HCA Healthcare Inc.	2,166,327	708,866
	Novartis AG (Registered)	6,640,570	704,029
	Danaher Corp.	2,407,523	577,059
	Daiichi Sankyo Co. Ltd.	12,279,317	389,939
	Astellas Pharma Inc.	9,938,132	103,484
			7,938,762
Industrials (4.4%)
	Republic Services Inc. Class A	4,662,668	1,017,861
	Parker-Hannifin Corp.	1,435,240	1,008,830
*	Uber Technologies Inc.	12,368,680	890,050

Wellington Fund
				Shares	Market Value• ($000)
	Deere & Co.			1,526,660	711,271
*	Boeing Co.			3,930,192	610,909
	Johnson Controls International plc			6,185,195	518,691
	PACCAR Inc.			3,431,712	401,510
					5,159,122
Information Technology (20.3%)
	NVIDIA Corp.			39,970,057	5,525,860
	Microsoft Corp.			12,840,983	5,437,643
	Apple Inc.			19,780,736	4,694,562
	Broadcom Inc.			10,694,496	1,733,364
*	ServiceNow Inc.			1,159,077	1,216,382
	Salesforce Inc.			3,630,155	1,197,915
	Intuit Inc.			1,546,990	992,750
	Texas Instruments Inc.			4,553,570	915,404
	Corning Inc.			13,273,179	646,005
	KLA Corp.			651,075	421,265
	NXP Semiconductors NV			1,728,080	396,370
	Jabil Inc.			2,690,275	365,420
					23,542,940
Materials (0.9%)
	Glencore plc			135,003,687	653,716
	Anglo American plc			12,689,749	407,496
					1,061,212
Real Estate (1.3%)
	Welltower Inc.			5,606,023	774,640
	Crown Castle Inc.			7,151,308	759,827
					1,534,467
Utilities (2.0%)
	Duke Energy Corp.			9,298,452	1,088,384
	Exelon Corp.			15,268,511	604,022
	Sempra			6,326,225	592,578
					2,284,984
Total Common Stocks (Cost $43,670,266)					76,386,114
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.1%)
U.S. Government Securities (7.3%)
	United States Treasury Note/Bond	4.250%	12/31/25	10,000	9,988
	United States Treasury Note/Bond	0.375%	1/31/26	216,635	206,920
	United States Treasury Note/Bond	4.625%	2/28/26	65,000	65,234
	United States Treasury Note/Bond	4.500%	3/31/26	121,750	122,054
	United States Treasury Note/Bond	4.875%	4/30/26	60,000	60,488
	United States Treasury Note/Bond	1.625%	5/15/26	31,710	30,536
	United States Treasury Note/Bond	4.875%	5/31/26	220,000	221,891
	United States Treasury Note/Bond	4.500%	7/15/26	2,120	2,128
	United States Treasury Note/Bond	4.375%	7/31/26	56,800	56,924
	United States Treasury Note/Bond	4.375%	8/15/26	85,690	85,891
	United States Treasury Note/Bond	0.750%	8/31/26	120,380	113,383
[1]	United States Treasury Note/Bond	3.750%	8/31/26	195,563	193,974
	United States Treasury Note/Bond	3.500%	9/30/26	165,000	162,963
	United States Treasury Note/Bond	4.625%	10/15/26	105,000	105,771
	United States Treasury Note/Bond	4.125%	10/31/26	275,000	274,613
	United States Treasury Note/Bond	2.000%	11/15/26	17,430	16,719
	United States Treasury Note/Bond	4.625%	11/15/26	168,160	169,474
	United States Treasury Note/Bond	4.000%	1/15/27	48,611	48,429
	United States Treasury Note/Bond	4.125%	2/15/27	268,187	267,852
	United States Treasury Note/Bond	4.250%	3/15/27	85,000	85,146
[1]	United States Treasury Note/Bond	2.500%	3/31/27	172,366	166,118
	United States Treasury Note/Bond	2.750%	4/30/27	175,241	169,655
[1]	United States Treasury Note/Bond	4.500%	5/15/27	150,680	151,880
	United States Treasury Note/Bond	4.375%	7/15/27	121,767	122,471
	United States Treasury Note/Bond	2.750%	7/31/27	114,106	110,130
	United States Treasury Note/Bond	3.750%	8/15/27	128,580	127,334
	United States Treasury Note/Bond	3.125%	8/31/27	50,631	49,310

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.125%	9/30/27	35,000	35,000
	United States Treasury Note/Bond	4.125%	10/31/27	69,470	69,491
	United States Treasury Note/Bond	2.250%	11/15/27	24,532	23,259
	United States Treasury Note/Bond	3.875%	11/30/27	67,100	66,639
	United States Treasury Note/Bond	3.875%	12/31/27	40,552	40,267
	United States Treasury Note/Bond	4.000%	2/29/28	55,525	55,308
	United States Treasury Note/Bond	3.625%	3/31/28	19,195	18,901
	United States Treasury Note/Bond	3.625%	5/31/28	12,367	12,168
	United States Treasury Note/Bond	4.125%	7/31/28	162,089	162,089
[1]	United States Treasury Note/Bond	4.375%	8/31/28	147,499	148,744
	United States Treasury Note/Bond	4.625%	9/30/28	159,623	162,441
	United States Treasury Note/Bond	4.375%	11/30/28	101,214	102,163
	United States Treasury Note/Bond	3.750%	12/31/28	113,213	111,657
[2]	United States Treasury Note/Bond	4.000%	1/31/29	301,007	299,691
	United States Treasury Note/Bond	4.250%	2/28/29	330,395	332,150
	United States Treasury Note/Bond	4.125%	3/31/29	166,346	166,398
	United States Treasury Note/Bond	4.625%	4/30/29	257,545	262,897
	United States Treasury Note/Bond	4.500%	5/31/29	117,992	119,928
	United States Treasury Note/Bond	4.250%	6/30/29	267,546	269,135
	United States Treasury Note/Bond	4.000%	7/31/29	323,862	322,547
	United States Treasury Note/Bond	3.625%	8/31/29	25,059	24,562
	United States Treasury Note/Bond	3.500%	9/30/29	314,558	306,498
	United States Treasury Note/Bond	3.875%	9/30/29	4,297	4,254
	United States Treasury Note/Bond	4.000%	10/31/29	15,799	15,730
	United States Treasury Note/Bond	4.125%	10/31/29	280,118	280,556
	United States Treasury Note/Bond	3.500%	4/30/30	8,526	8,276
	United States Treasury Note/Bond	3.750%	5/31/30	11,316	11,114
	United States Treasury Note/Bond	4.000%	7/31/30	20,804	20,684
	United States Treasury Note/Bond	4.875%	10/31/30	4,088	4,248
	United States Treasury Note/Bond	3.750%	12/31/30	19,022	18,645
	United States Treasury Note/Bond	4.125%	7/31/31	28,458	28,440
	United States Treasury Note/Bond	3.625%	9/30/31	23,067	22,375
	United States Treasury Note/Bond	4.125%	10/31/31	14,405	14,401
	United States Treasury Note/Bond	4.375%	5/15/34	85,844	87,024
	United States Treasury Note/Bond	3.875%	8/15/34	218,078	212,489
	United States Treasury Note/Bond	4.250%	11/15/34	43,647	43,844
	United States Treasury Note/Bond	1.750%	8/15/41	12,610	8,602
	United States Treasury Note/Bond	2.000%	11/15/41	213,276	150,826
	United States Treasury Note/Bond	2.375%	2/15/42	8,898	6,664
	United States Treasury Note/Bond	3.250%	5/15/42	20,950	17,909
	United States Treasury Note/Bond	3.375%	8/15/42	120,104	104,228
	United States Treasury Note/Bond	4.000%	11/15/42	110,357	104,322
	United States Treasury Note/Bond	3.875%	2/15/43	92,413	85,655
	United States Treasury Note/Bond	3.875%	5/15/43	93,222	86,259
	United States Treasury Note/Bond	4.375%	8/15/43	98,006	96,934
	United States Treasury Note/Bond	4.750%	11/15/43	43,742	45,369
	United States Treasury Note/Bond	4.500%	2/15/44	60,646	60,797
	United States Treasury Note/Bond	4.625%	5/15/44	63,124	64,288
	United States Treasury Note/Bond	4.125%	8/15/44	118,440	112,740
	United States Treasury Note/Bond	2.375%	5/15/51	16,737	11,297
	United States Treasury Note/Bond	3.000%	8/15/52	109	84
	United States Treasury Note/Bond	4.000%	11/15/52	437	407
	United States Treasury Note/Bond	3.625%	2/15/53	32,421	28,252
	United States Treasury Note/Bond	3.625%	5/15/53	22,045	19,221
	United States Treasury Note/Bond	4.125%	8/15/53	13,415	12,792
	United States Treasury Note/Bond	4.250%	2/15/54	14,692	14,348
	United States Treasury Note/Bond	4.625%	5/15/54	56,707	58,931
	United States Treasury Note/Bond	4.250%	8/15/54	193,347	189,117
	United States Treasury Note/Bond	4.500%	11/15/54	64,413	65,751
					8,426,082
Conventional Mortgage-Backed Securities (0.7%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	19,229	15,027
[3,4]	Fannie Mae Pool	3.000%	6/1/43	5,505	4,950
[3]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	546	558
[3,5]	Ginnie Mae II Pool	5.000%	12/15/54	88,929	87,678
[3,4]	UMBS Pool	2.500%	9/1/27–4/1/38	20,590	18,892
[3,4]	UMBS Pool	3.000%	3/1/33	19,780	19,063
[3,4]	UMBS Pool	3.500%	11/1/45–6/1/46	47	44
[3,4]	UMBS Pool	5.000%	11/1/43–7/1/53	181,073	179,329

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5]	UMBS Pool	5.500%	3/1/53–12/25/54	207,621	207,868
[3,4,5]	UMBS Pool	6.000%	8/1/53–12/25/54	237,166	240,590
					773,999
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41	1,624	1,546
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	362	357
[3,4]	Fannie Mae REMICS	2.000%	6/25/44	31	31
[3,4]	Fannie Mae REMICS	2.500%	8/25/46	11,338	9,321
[3,4]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	25,442	23,096
[3,4]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	48,926	46,747
[3,4]	Fannie Mae REMICS	4.000%	7/25/53	1,487	1,472
[3,4]	Freddie Mac REMICS	3.000%	6/15/44–7/15/45	9,032	8,044
[3,4]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	12,046	11,129
[3,4]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	3,004	2,976
[3]	Ginnie Mae REMICS	2.500%	10/20/49	64,413	56,628
					161,347
Total U.S. Government and Agency Obligations (Cost $9,447,455)					9,361,428
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
[3,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	753	731
[3,6]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	493	488
[3,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	60,180	57,016
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	43,970	45,120
[3,6]	American Tower Trust #1	5.490%	3/15/28	66,310	67,185
[3,6]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	813	795
[3,6]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	2,240	2,191
[3,6]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	19,843	16,545
[3,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.014%	5.623%	10/15/36	14,785	14,711
[3,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	16,061	14,776
[3,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	5,132	4,992
[3,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	36,873	34,744
[3,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	3,603	3,598
[3,6]	Chesapeake Funding II LLC Series 2024-1A	5.520%	5/15/36	19,858	20,052
[3,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,497	13,278
[3,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	13,377	12,201
[3,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	23,496	20,713
[3,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	40,217	40,927
[3,6]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/30	20,574	20,703
[3,4,7]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, SOFR30A + 6.014%	10.749%	10/25/28	1,244	1,295
[3,6]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	61,441	58,401
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	47,750	48,566
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	28,605	28,327
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	40,745	41,191
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	47,852	49,371
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,278
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,431
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	13,685
[3,4]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	19,030	18,130
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	26,005	26,288
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	9,420	9,414
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	27,035	27,321
[3,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	53,067	55,359
[3,6]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	58,230	59,100
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	26,405	26,902
[3,6]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	31,896	30,070
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	34,745	35,209
[3,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	6,526	6,200
[3,6]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	7,422	6,898
[3,6]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	6,237	5,931
[3,6]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	1,713	1,619
[3,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	85,715	79,022
[3,6]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	9,970	9,802
[3,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	44,711	44,311
[3,6]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	11,434	9,857
[3,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	8,097	7,945
[3,6]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	19,129	17,834
[3,6]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,385	31,571
[3,6]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	51,826	49,603
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	29,410	29,397

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	24,304	23,631
[3,6]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	38,038	35,905
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	25,860	26,138
[3,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	26,423	26,587
[3,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	80,936	82,421
[3,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/39	22,890	22,945
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,473,758)					1,448,721
Corporate Bonds (21.2%)
Communications (1.2%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	25,688
	America Movil SAB de CV	6.125%	3/30/40	7,380	7,881
	AT&T Inc.	5.400%	2/15/34	9,900	10,186
	AT&T Inc.	4.500%	5/15/35	48,688	46,343
	AT&T Inc.	3.500%	6/1/41	69,950	56,018
	AT&T Inc.	4.300%	12/15/42	41,340	36,095
	AT&T Inc.	3.650%	6/1/51	2,941	2,187
	AT&T Inc.	3.550%	9/15/55	9,500	6,755
	AT&T Inc.	3.650%	9/15/59	31,881	22,507
	Charter Communications Operating LLC	3.500%	3/1/42	38,550	27,389
	Charter Communications Operating LLC	6.484%	10/23/45	33,777	33,273
	Charter Communications Operating LLC	5.375%	5/1/47	8,253	7,060
	Charter Communications Operating LLC	6.834%	10/23/55	3,182	3,235
	Comcast Corp.	3.400%	4/1/30	4,940	4,645
	Comcast Corp.	4.250%	1/15/33	42,890	41,038
	Comcast Corp.	4.200%	8/15/34	30,890	29,099
	Comcast Corp.	5.650%	6/15/35	4,725	4,958
	Comcast Corp.	4.400%	8/15/35	32,325	30,699
	Comcast Corp.	6.500%	11/15/35	945	1,059
	Comcast Corp.	3.250%	11/1/39	24,000	18,979
	Comcast Corp.	3.750%	4/1/40	2,700	2,268
	Comcast Corp.	3.969%	11/1/47	15,577	12,540
	Comcast Corp.	4.000%	3/1/48	12,180	9,876
	Comcast Corp.	3.999%	11/1/49	23,162	18,654
	Comcast Corp.	2.887%	11/1/51	56,240	36,414
	Comcast Corp.	2.450%	8/15/52	13,355	7,813
	Comcast Corp.	4.049%	11/1/52	10,339	8,303
	Comcast Corp.	5.350%	5/15/53	42,600	42,000
	Comcast Corp.	2.937%	11/1/56	203,578	128,025
	Comcast Corp.	2.987%	11/1/63	84,251	51,250
[6]	Cox Communications Inc.	4.800%	2/1/35	30,000	28,046
	Meta Platforms Inc.	4.950%	5/15/33	49,450	50,645
	Meta Platforms Inc.	5.600%	5/15/53	39,775	42,011
	Meta Platforms Inc.	5.400%	8/15/54	32,705	33,433
	Meta Platforms Inc.	5.750%	5/15/63	15,440	16,447
	NBCUniversal Media LLC	4.450%	1/15/43	11,031	9,904
[6]	NTT Finance Corp.	1.162%	4/3/26	44,235	42,283
[6]	NTT Finance Corp.	2.065%	4/3/31	10,370	8,844
	Omnicom Group Inc.	5.300%	11/1/34	15,971	16,182
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	20,627
	Orange SA	9.000%	3/1/31	20,280	24,610
[6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	5,408	5,401
	Telefonica Emisiones SA	5.213%	3/8/47	12,100	11,223
	Telefonica Emisiones SA	5.520%	3/1/49	13,822	13,414
	T-Mobile USA Inc.	2.050%	2/15/28	37,110	34,279
	T-Mobile USA Inc.	4.200%	10/1/29	50,702	49,664
	T-Mobile USA Inc.	3.875%	4/15/30	29,560	28,251
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	14,198
	T-Mobile USA Inc.	3.000%	2/15/41	14,785	11,064
	T-Mobile USA Inc.	5.250%	6/15/55	23,961	23,094
	T-Mobile USA Inc.	3.600%	11/15/60	4,250	2,986
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	24,144
	Uber Technologies Inc.	4.800%	9/15/34	29,435	28,881
	Uber Technologies Inc.	5.350%	9/15/54	21,195	20,728
	Verizon Communications Inc.	2.355%	3/15/32	64,265	54,280
	Verizon Communications Inc.	4.812%	3/15/39	24,854	23,777
	Verizon Communications Inc.	3.400%	3/22/41	3,000	2,370
	Verizon Communications Inc.	3.850%	11/1/42	3,000	2,469
	Verizon Communications Inc.	2.875%	11/20/50	4,445	2,894

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.000%	11/20/60	4,599	2,855
	Walt Disney Co.	3.500%	5/13/40	46,973	39,116
	Walt Disney Co.	4.750%	9/15/44	2,358	2,231
					1,422,588
Consumer Discretionary (0.6%)
	Amazon.com Inc.	3.600%	4/13/32	84,875	79,867
	Amazon.com Inc.	2.875%	5/12/41	2,600	1,993
	Amazon.com Inc.	4.950%	12/5/44	24,105	24,203
	Amazon.com Inc.	4.050%	8/22/47	2,100	1,816
	Amazon.com Inc.	3.950%	4/13/52	11,995	10,009
	Amazon.com Inc.	4.250%	8/22/57	41,967	36,434
	Amazon.com Inc.	4.100%	4/13/62	8,245	6,855
[6]	BMW US Capital LLC	1.250%	8/12/26	28,900	27,336
[3]	Brown University	2.924%	9/1/50	5,205	3,708
[3]	Duke University	2.832%	10/1/55	25,700	17,334
[3]	Georgetown University	4.315%	4/1/49	5,405	4,783
[3]	Georgetown University	2.943%	4/1/50	7,495	5,193
	Georgetown University	5.115%	4/1/53	7,326	7,408
	Home Depot Inc.	3.900%	12/6/28	10,250	10,077
	Home Depot Inc.	4.850%	6/25/31	21,510	21,796
	Home Depot Inc.	3.250%	4/15/32	57,046	51,984
	Home Depot Inc.	3.300%	4/15/40	18,410	14,921
	Home Depot Inc.	4.200%	4/1/43	8,075	7,120
	Home Depot Inc.	4.875%	2/15/44	6,800	6,510
	Home Depot Inc.	4.400%	3/15/45	28,655	25,733
	Home Depot Inc.	4.250%	4/1/46	25,000	21,861
	Home Depot Inc.	4.500%	12/6/48	12,215	11,026
	Home Depot Inc.	3.125%	12/15/49	2,490	1,767
	Home Depot Inc.	2.375%	3/15/51	2,495	1,501
	Home Depot Inc.	2.750%	9/15/51	19,955	12,945
	Home Depot Inc.	3.625%	4/15/52	25,570	19,706
	Home Depot Inc.	4.950%	9/15/52	7,565	7,271
	Home Depot Inc.	5.300%	6/25/54	35,670	36,107
	Home Depot Inc.	5.400%	6/25/64	3,665	3,736
[6]	Hyundai Capital America	1.650%	9/17/26	36,480	34,476
[3]	Johns Hopkins University	4.083%	7/1/53	7,805	6,755
[3]	Johns Hopkins University	2.813%	1/1/60	6,420	4,072
[3]	Leland Stanford Junior University	7.650%	6/15/26	29,000	30,401
	Leland Stanford Junior University	2.413%	6/1/50	2,441	1,567
	Lowe's Cos. Inc.	3.100%	5/3/27	8,700	8,414
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	14,308
	Lowe's Cos. Inc.	3.650%	4/5/29	8,415	8,090
	Lowe's Cos. Inc.	2.800%	9/15/41	4,250	3,042
	Lowe's Cos. Inc.	5.800%	9/15/62	16,328	16,733
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	852	616
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	2,100	1,302
[3]	McDonald's Corp.	4.875%	7/15/40	10,000	9,712
[3]	Northeastern University	2.894%	10/1/50	6,995	4,867
[3]	Northwestern University	2.640%	12/1/50	805	522
	President & Fellows of Harvard College	3.745%	11/15/52	450	372
	Thomas Jefferson University	3.847%	11/1/57	7,065	5,315
[3]	Trustees of Princeton University	2.516%	7/1/50	1,997	1,309
	Trustees of Princeton University	4.201%	3/1/52	2,157	1,952
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	6,430	4,076
[3]	University of Chicago	2.761%	4/1/45	5,825	4,524
[3]	University of Southern California	2.945%	10/1/51	1,855	1,311
	University of Southern California	4.976%	10/1/53	20,970	21,158
[3]	Yale University	2.402%	4/15/50	1,366	878
					666,772
Consumer Staples (1.0%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	20,645
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	60,450	59,272
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	48,146	46,047
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	17,598	16,549
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,675	6,933
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	51,856	50,469
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	25,167	26,235
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	30,829	28,791
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	10,479	11,337

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	12,237	11,330
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	31,288
	BAT Capital Corp.	6.343%	8/2/30	10,115	10,775
	BAT Capital Corp.	6.000%	2/20/34	9,900	10,416
	BAT Capital Corp.	4.390%	8/15/37	24,400	21,764
	BAT Capital Corp.	7.079%	8/2/43	11,335	12,758
[6]	Cargill Inc.	6.875%	5/1/28	19,355	20,526
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	16,521
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	30,002	30,739
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	15,575	16,033
[3]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	14,101
[6]	Danone SA	2.947%	11/2/26	30,550	29,610
	Diageo Capital plc	2.375%	10/24/29	20,000	18,147
	Diageo Capital plc	2.000%	4/29/30	5,830	5,109
	Diageo Capital plc	2.125%	4/29/32	1,845	1,541
	Kenvue Inc.	5.000%	3/22/30	33,325	34,100
	Kenvue Inc.	5.100%	3/22/43	15,025	14,985
	Kenvue Inc.	5.050%	3/22/53	16,335	15,994
	Keurig Dr Pepper Inc.	5.050%	3/15/29	14,825	15,044
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	53,482
	Philip Morris International Inc.	5.125%	11/17/27	39,385	40,033
	Philip Morris International Inc.	5.625%	11/17/29	39,305	40,938
	Philip Morris International Inc.	5.125%	2/15/30	107,792	109,861
	Philip Morris International Inc.	5.125%	2/13/31	28,130	28,635
	Philip Morris International Inc.	4.750%	11/1/31	21,770	21,679
	Philip Morris International Inc.	5.750%	11/17/32	50,815	53,436
	Philip Morris International Inc.	5.375%	2/15/33	83,714	85,752
	Philip Morris International Inc.	5.250%	2/13/34	72,635	73,821
	Philip Morris International Inc.	4.375%	11/15/41	3,744	3,330
	Philip Morris International Inc.	4.500%	3/20/42	3,294	2,973
	Philip Morris International Inc.	4.125%	3/4/43	3,565	3,040
	Philip Morris International Inc.	4.875%	11/15/43	11,614	10,936
	Philip Morris International Inc.	4.250%	11/10/44	2,590	2,227
					1,127,202
Energy (1.2%)
	BP Capital Markets America Inc.	1.749%	8/10/30	12,780	10,953
	BP Capital Markets America Inc.	2.721%	1/12/32	42,755	37,385
	BP Capital Markets America Inc.	4.812%	2/13/33	38,275	37,944
	BP Capital Markets America Inc.	4.893%	9/11/33	39,975	39,693
	BP Capital Markets America Inc.	5.227%	11/17/34	48,820	49,581
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	15,064
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	7,594
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	20,033
	BP Capital Markets America Inc.	3.001%	3/17/52	54,366	36,181
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	8,650
	Cheniere Energy Partners LP	5.950%	6/30/33	16,500	17,236
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	8,490	8,392
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,550	4,609
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,830	12,332
[6]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	12,665	13,329
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,861	43,078
[6]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	14,928	16,524
[6]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	8,253	9,265
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	18,154
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	3,819
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	22,002
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	21,220	18,370
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	12,797
	Enbridge Inc.	6.700%	11/15/53	12,000	13,767
	Enbridge Inc.	5.950%	4/5/54	9,700	10,180
	Energy Transfer LP	5.250%	4/15/29	40,000	40,634
	Energy Transfer LP	6.550%	12/1/33	15,150	16,511
	Energy Transfer LP	5.550%	5/15/34	8,900	9,070
	Energy Transfer LP	5.350%	5/15/45	4,800	4,538
	Energy Transfer LP	6.125%	12/15/45	5,000	5,169
	Energy Transfer LP	5.300%	4/15/47	5,745	5,332
	Energy Transfer LP	5.400%	10/1/47	8,253	7,779
	Energy Transfer LP	5.000%	5/15/50	5,110	4,570
	Energy Transfer LP	5.950%	5/15/54	22,860	23,266

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Eni SpA	5.950%	5/15/54	22,380	22,782
	Enterprise Products Operating LLC	5.950%	2/1/41	3,000	3,207
	Enterprise Products Operating LLC	5.100%	2/15/45	15,220	14,811
	Enterprise Products Operating LLC	3.300%	2/15/53	9,600	6,762
	Exxon Mobil Corp.	2.610%	10/15/30	29,975	27,072
	Exxon Mobil Corp.	4.114%	3/1/46	5,060	4,324
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	39,833	34,575
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	40,019	32,434
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	15,660	15,717
[6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	8,839	9,038
[3]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	8,075	8,258
[6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	26,755	27,846
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	26,490	26,580
	MPLX LP	2.650%	8/15/30	6,929	6,152
	MPLX LP	4.950%	9/1/32	7,275	7,189
	MPLX LP	5.500%	6/1/34	25,810	26,146
	ONEOK Inc.	5.650%	11/1/28	10,995	11,348
	ONEOK Inc.	4.750%	10/15/31	22,625	22,346
	ONEOK Inc.	6.050%	9/1/33	5,000	5,278
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	30,396
[6]	Schlumberger Holdings Corp.	5.000%	11/15/29	14,400	14,589
[3]	Shell Finance US Inc.	4.125%	5/11/35	43,465	41,094
[3]	Shell Finance US Inc.	4.550%	8/12/43	2,650	2,431
[3]	Shell Finance US Inc.	4.375%	5/11/45	107,950	94,901
[3]	Shell Finance US Inc.	4.000%	5/10/46	10,000	8,287
	Shell International Finance BV	5.500%	3/25/40	12,990	13,506
	Shell International Finance BV	2.875%	11/26/41	15,000	11,119
	Shell International Finance BV	3.000%	11/26/51	47,845	32,304
	Suncor Energy Inc.	5.950%	12/1/34	20,700	21,954
	Targa Resources Corp.	6.150%	3/1/29	29,070	30,577
	TotalEnergies Capital SA	5.150%	4/5/34	29,905	30,426
	TotalEnergies Capital SA	5.488%	4/5/54	14,760	14,915
	TotalEnergies Capital SA	5.275%	9/10/54	14,655	14,370
	TotalEnergies Capital SA	5.638%	4/5/64	22,020	22,324
	TotalEnergies Capital SA	5.425%	9/10/64	29,105	28,583
	TransCanada PipeLines Ltd.	4.875%	1/15/26	36,221	36,240
	TransCanada PipeLines Ltd.	4.100%	4/15/30	3,885	3,741
[6]	Whistler Pipeline LLC	5.400%	9/30/29	7,725	7,797
[6]	Whistler Pipeline LLC	5.700%	9/30/31	5,790	5,896
					1,381,116
Financials (9.2%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	37,660	38,461
[6]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	38,985	37,884
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	59,425	61,403
	ACE Capital Trust II	9.700%	4/1/30	20,000	24,234
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	14,211
	AerCap Ireland Capital DAC	3.300%	1/30/32	3,550	3,154
[6]	AIB Group plc	5.871%	3/28/35	16,510	16,943
	Allstate Corp.	5.250%	3/30/33	10,000	10,183
	Allstate Corp.	5.550%	5/9/35	6,611	6,915
	Allstate Corp.	3.850%	8/10/49	4,741	3,764
	American Express Co.	5.532%	4/25/30	9,500	9,769
	American Express Co.	6.489%	10/30/31	10,570	11,473
	American Express Co.	5.043%	5/1/34	66,555	67,059
	American Express Co.	5.625%	7/28/34	6,675	6,876
	American Express Co.	5.915%	4/25/35	8,900	9,315
	American Express Co.	5.284%	7/26/35	14,900	15,121
	American International Group Inc.	6.250%	5/1/36	7,775	8,432
	American International Group Inc.	4.800%	7/10/45	10,680	9,911
	American International Group Inc.	4.750%	4/1/48	17,120	15,806
	American International Group Inc.	4.375%	6/30/50	12,500	10,865
	Ameriprise Financial Inc.	5.700%	12/15/28	16,748	17,474
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	11,654
	Ameriprise Financial Inc.	5.150%	5/15/33	16,715	17,061
	Aon Corp.	2.850%	5/28/27	18,870	18,094
[6]	Athene Global Funding	5.349%	7/9/27	35,830	36,170
[6]	Athene Global Funding	1.985%	8/19/28	290	261
[6]	Athene Global Funding	2.717%	1/7/29	33,350	30,519
[6]	Athene Global Funding	5.583%	1/9/29	28,585	29,207

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Athene Global Funding	4.721%	10/8/29	39,962	39,495
	Athene Holding Ltd.	4.125%	1/12/28	6,663	6,537
	Athene Holding Ltd.	6.250%	4/1/54	18,400	19,404
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	19,010
[6]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	13,538
	Banco Santander SA	1.849%	3/25/26	14,000	13,463
[3]	Banco Santander SA	5.365%	7/15/28	30,400	30,708
	Banco Santander SA	2.749%	12/3/30	8,400	7,246
[3]	Bank of America Corp.	3.500%	4/19/26	10,000	9,857
[3]	Bank of America Corp.	3.559%	4/23/27	86,705	85,248
[3]	Bank of America Corp.	3.593%	7/21/28	47,950	46,566
[3]	Bank of America Corp.	4.948%	7/22/28	8,415	8,457
	Bank of America Corp.	6.204%	11/10/28	9,700	10,097
[3]	Bank of America Corp.	3.419%	12/20/28	8,681	8,347
	Bank of America Corp.	5.202%	4/25/29	5,000	5,063
[3]	Bank of America Corp.	4.271%	7/23/29	74,365	73,149
	Bank of America Corp.	5.819%	9/15/29	9,500	9,846
[3]	Bank of America Corp.	3.974%	2/7/30	80,000	77,373
[3]	Bank of America Corp.	3.194%	7/23/30	35,285	32,901
[3]	Bank of America Corp.	2.496%	2/13/31	50,870	45,394
	Bank of America Corp.	2.572%	10/20/32	17,275	14,878
[3]	Bank of America Corp.	5.015%	7/22/33	10,085	10,126
	Bank of America Corp.	5.872%	9/15/34	65,405	69,044
	Bank of America Corp.	5.468%	1/23/35	25,228	25,945
	Bank of America Corp.	3.846%	3/8/37	40,872	36,938
[3]	Bank of America Corp.	5.875%	2/7/42	9,965	10,820
	Bank of America Corp.	3.311%	4/22/42	55,635	43,707
[3]	Bank of America Corp.	5.000%	1/21/44	39,433	38,661
[3]	Bank of America Corp.	3.946%	1/23/49	5,380	4,405
[3]	Bank of America Corp.	4.330%	3/15/50	66,970	58,077
	Bank of America Corp.	2.972%	7/21/52	65,950	44,867
[3]	Bank of New York Mellon Corp.	5.148%	5/22/26	17,665	17,693
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	18,540	19,655
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,535	14,324
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	39,750	39,822
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	1,615	1,645
	Bank of Nova Scotia	5.350%	12/7/26	58,000	58,877
	Bank of Nova Scotia	1.950%	2/2/27	12,470	11,814
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	32,456
[3]	Barclays plc	2.852%	5/7/26	9,975	9,879
	Barclays plc	2.279%	11/24/27	14,930	14,180
	Barclays plc	2.667%	3/10/32	40,502	35,063
	Barclays plc	5.335%	9/10/35	9,500	9,391
	Barclays plc	3.330%	11/24/42	27,170	20,581
[6]	Beacon Funding Trust	6.266%	8/15/54	43,160	44,407
	BlackRock Funding Inc.	5.250%	3/14/54	30,180	30,252
	BlackRock Funding Inc.	5.350%	1/8/55	12,055	12,280
	Blackrock Inc.	2.100%	2/25/32	24,849	20,972
	Blackrock Inc.	4.750%	5/25/33	68,215	68,387
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	22,680	19,439
[6]	BNP Paribas SA	1.323%	1/13/27	18,995	18,230
[6]	BNP Paribas SA	3.500%	11/16/27	69,325	66,710
[6]	BNP Paribas SA	2.591%	1/20/28	25,560	24,355
[6]	BNP Paribas SA	5.335%	6/12/29	36,955	37,459
[6]	BNP Paribas SA	5.497%	5/20/30	8,245	8,379
[6]	BNP Paribas SA	5.738%	2/20/35	9,500	9,722
[6]	BPCE SA	2.045%	10/19/27	25,245	23,854
[6]	BPCE SA	3.500%	10/23/27	64,230	61,663
[6]	BPCE SA	5.281%	5/30/29	19,230	19,521
[6]	BPCE SA	2.700%	10/1/29	50,000	45,283
[6]	BPCE SA	7.003%	10/19/34	6,675	7,290
[6]	BPCE SA	5.936%	5/30/35	10,150	10,361
[6]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,910	16,847
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	19,238
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	14,577
[6]	Brighthouse Financial Global Funding	5.650%	6/10/29	39,595	40,361
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	35,885	36,430
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	30,005	29,902
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	35,495	35,154
	Capital One Financial Corp.	7.149%	10/29/27	15,235	15,850

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	6.312%	6/8/29	11,785	12,252
	Capital One Financial Corp.	5.700%	2/1/30	16,562	16,967
[3]	Capital One Financial Corp.	7.624%	10/30/31	31,761	35,551
	Capital One Financial Corp.	5.817%	2/1/34	8,000	8,229
	Capital One Financial Corp.	6.377%	6/8/34	71,120	75,603
	Capital One Financial Corp.	6.051%	2/1/35	50,194	52,384
	Capital One Financial Corp.	5.884%	7/26/35	23,453	24,230
	Charles Schwab Corp.	3.200%	3/2/27	14,750	14,320
	Charles Schwab Corp.	2.000%	3/20/28	20,309	18,745
	Chubb Corp.	6.000%	5/11/37	50,000	54,481
	Chubb INA Holdings LLC	4.350%	11/3/45	23,885	21,313
[3]	Citibank NA	5.570%	4/30/34	26,335	27,423
	Citigroup Inc.	1.462%	6/9/27	62,962	59,864
[3]	Citigroup Inc.	3.070%	2/24/28	65,000	62,662
	Citigroup Inc.	4.125%	7/25/28	9,025	8,828
[3]	Citigroup Inc.	3.520%	10/27/28	33,088	31,970
	Citigroup Inc.	5.174%	2/13/30	5,000	5,059
[3]	Citigroup Inc.	3.878%	1/24/39	37,030	32,201
	Citigroup Inc.	2.904%	11/3/42	19,370	14,212
	Citizens Financial Group Inc.	5.841%	1/23/30	5,795	5,959
[6]	CNO Global Funding	1.650%	1/6/25	8,725	8,693
[6]	CNO Global Funding	5.875%	6/4/27	34,533	35,285
[6]	CNO Global Funding	2.650%	1/6/29	12,585	11,471
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	36,585	37,370
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	64,280
[6]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	9,045
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	44,570
[6]	Cooperatieve Rabobank UA	4.655%	8/22/28	26,667	26,522
	Corebridge Financial Inc.	3.900%	4/5/32	30,000	27,872
	Corebridge Financial Inc.	6.050%	9/15/33	5,070	5,369
	Corebridge Financial Inc.	5.750%	1/15/34	38,315	39,807
	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,389
	Corebridge Financial Inc.	4.400%	4/5/52	34,623	29,157
[6]	Corebridge Global Funding	5.750%	7/2/26	17,660	17,945
[6]	Corebridge Global Funding	5.900%	9/19/28	8,525	8,852
[6]	Corebridge Global Funding	5.200%	1/12/29	21,335	21,634
[6]	Corebridge Global Funding	5.200%	6/24/29	14,205	14,402
[6]	Credit Agricole SA	5.589%	7/5/26	40,520	41,094
[6]	Credit Agricole SA	4.631%	9/11/28	32,140	31,902
[6]	Credit Agricole SA	6.316%	10/3/29	16,442	17,215
[6]	Danske Bank A/S	1.621%	9/11/26	28,990	28,242
[6]	Danske Bank A/S	6.259%	9/22/26	35,035	35,372
[6]	Danske Bank A/S	1.549%	9/10/27	55,460	52,397
[6]	Danske Bank A/S	5.705%	3/1/30	6,505	6,666
	Deutsche Bank AG	6.720%	1/18/29	5,860	6,127
	Deutsche Bank AG	6.819%	11/20/29	26,925	28,460
[6]	DNB Bank ASA	1.535%	5/25/27	44,030	41,920
[6]	DNB Bank ASA	1.605%	3/30/28	45,870	42,559
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	10,187
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	25,358
[6]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	11,749
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	16,716
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	25,686
[6]	Farmers Exchange Capital	7.050%	7/15/28	25,000	26,049
[6]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	35,825	36,608
[6]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	62,400	63,434
	Fifth Third Bancorp	4.055%	4/25/28	15,040	14,756
	Fifth Third Bancorp	4.337%	4/25/33	32,330	30,757
[6]	Five Corners Funding Trust II	2.850%	5/15/30	34,750	31,458
[6]	Five Corners Funding Trust III	5.791%	2/15/33	26,260	27,577
[6]	Five Corners Funding Trust IV	5.997%	2/15/53	47,972	50,873
[6]	GA Global Funding Trust	4.400%	9/23/27	49,745	49,206
[6]	GA Global Funding Trust	5.500%	1/8/29	16,439	16,791
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,687
	Goldman Sachs Group Inc.	1.431%	3/9/27	30,000	28,752
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	92,226
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	20,055	19,523
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	23,060
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	66,546
	Goldman Sachs Group Inc.	3.800%	3/15/30	23,040	21,946

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	4.692%	10/23/30	9,500	9,437
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	25,731
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	76,692
	Goldman Sachs Group Inc.	2.383%	7/21/32	94,160	80,346
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	12,115
	Goldman Sachs Group Inc.	3.102%	2/24/33	26,995	23,845
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	48,793
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	22,161
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	24,093
[6]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,425
	HSBC Holdings plc	5.887%	8/14/27	45,153	45,858
[3]	HSBC Holdings plc	4.041%	3/13/28	21,805	21,392
	HSBC Holdings plc	5.597%	5/17/28	69,410	70,430
	HSBC Holdings plc	7.390%	11/3/28	36,196	38,581
[3]	HSBC Holdings plc	4.583%	6/19/29	40,480	39,963
	HSBC Holdings plc	2.206%	8/17/29	53,960	48,854
[3]	HSBC Holdings plc	2.357%	8/18/31	54,320	46,881
	HSBC Holdings plc	2.804%	5/24/32	36,410	31,534
	HSBC Holdings plc	6.547%	6/20/34	9,900	10,468
	HSBC Holdings plc	6.500%	5/2/36	22,500	24,368
	HSBC Holdings plc	6.100%	1/14/42	38,220	42,345
	Huntington National Bank	4.552%	5/17/28	11,240	11,159
	ING Groep NV	3.950%	3/29/27	41,940	41,229
	ING Groep NV	1.726%	4/1/27	16,075	15,410
	ING Groep NV	5.335%	3/19/30	12,040	12,220
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,575	8,500
	Intercontinental Exchange Inc.	1.850%	9/15/32	26,030	21,099
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	37,968
	Intercontinental Exchange Inc.	2.650%	9/15/40	14,275	10,443
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,205	37,674
	Intercontinental Exchange Inc.	4.950%	6/15/52	90,350	85,992
[6]	Jackson National Life Global Funding	1.750%	1/12/25	18,915	18,847
[6]	Jackson National Life Global Funding	5.550%	7/2/27	19,860	20,150
[6]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	19,646
	JPMorgan Chase & Co.	4.851%	7/25/28	5,000	5,010
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	38,508
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	63,967
	JPMorgan Chase & Co.	5.012%	1/23/30	24,600	24,801
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	15,318
	JPMorgan Chase & Co.	4.603%	10/22/30	77,025	76,480
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	51,169
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	29,313
	JPMorgan Chase & Co.	5.350%	6/1/34	104,600	107,115
	JPMorgan Chase & Co.	4.946%	10/22/35	26,640	26,469
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	15,135
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	100,638
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	18,552
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	38,658
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	16,856
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	14,347
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	170,535	141,029
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	14,009
[6]	KBC Group NV	5.796%	1/19/29	3,602	3,688
[6]	KBC Group NV	6.324%	9/21/34	28,255	29,990
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	14,170	14,012
[6]	Liberty Mutual Group Inc.	5.500%	6/15/52	26,870	25,856
[6]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	32,537
	Lloyds Banking Group plc	5.087%	11/26/28	23,710	23,832
	Lloyds Banking Group plc	5.679%	1/5/35	9,500	9,706
[6]	Lseg US Fin Corp.	5.297%	3/28/34	8,475	8,659
[6]	LSEGA Financing plc	1.375%	4/6/26	56,790	54,399
[6]	LSEGA Financing plc	2.000%	4/6/28	24,615	22,584
[6]	LSEGA Financing plc	2.500%	4/6/31	50,408	43,836
	M&T Bank Corp.	7.413%	10/30/29	29,435	31,782
[6]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	39,941
[6]	Macquarie Group Ltd.	2.871%	1/14/33	50,277	43,437
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	24,578
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	78,846	78,508
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	23,259
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	4,965	4,680

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	13,363
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,835	7,976
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	19,046
[6]	Met Tower Global Funding	5.250%	4/12/29	11,205	11,472
	MetLife Inc.	4.125%	8/13/42	15,565	13,539
	MetLife Inc.	4.875%	11/13/43	17,000	16,180
	MetLife Inc.	5.000%	7/15/52	15,634	14,966
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	23,163
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	20,599
[6]	Metropolitan Life Global Funding I	4.300%	8/25/29	15,345	15,105
[6]	Metropolitan Life Global Funding I	2.400%	1/11/32	53,825	46,059
[6]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,475	16,735
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	31,915	32,145
[3]	Morgan Stanley	3.125%	7/27/26	11,435	11,169
[3]	Morgan Stanley	6.250%	8/9/26	20,000	20,521
	Morgan Stanley	3.625%	1/20/27	60,000	58,998
[3]	Morgan Stanley	3.772%	1/24/29	64,293	62,474
[3]	Morgan Stanley	2.699%	1/22/31	74,290	67,012
[3]	Morgan Stanley	1.928%	4/28/32	50,000	41,675
[3]	Morgan Stanley	2.239%	7/21/32	81,175	68,646
[3]	Morgan Stanley	2.511%	10/20/32	36,580	31,309
	Morgan Stanley	2.943%	1/21/33	31,555	27,635
	Morgan Stanley	6.627%	11/1/34	21,815	24,119
	Morgan Stanley	5.466%	1/18/35	19,775	20,252
	Morgan Stanley	2.484%	9/16/36	37,680	31,173
	Morgan Stanley	5.948%	1/19/38	25,160	25,788
	Morgan Stanley	4.300%	1/27/45	18,360	16,198
	Nasdaq Inc.	5.550%	2/15/34	34,945	36,044
	Nasdaq Inc.	3.950%	3/7/52	18,120	14,169
	Nasdaq Inc.	5.950%	8/15/53	31,115	32,915
	Nasdaq Inc.	6.100%	6/28/63	4,555	4,852
	National Australia Bank Ltd.	3.905%	6/9/27	33,500	33,093
[6]	National Australia Bank Ltd.	5.134%	11/28/28	51,330	52,587
[6]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	65,061
[6]	National Securities Clearing Corp.	5.100%	11/21/27	52,090	52,876
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	37,753
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	32,874
	NatWest Group plc	1.642%	6/14/27	29,040	27,638
[6]	NBK SPC Ltd.	1.625%	9/15/27	67,900	63,817
[6]	New York Life Global Funding	5.000%	1/9/34	39,770	40,301
[6]	New York Life Insurance Co.	5.875%	5/15/33	55,395	58,711
[6]	New York Life Insurance Co.	3.750%	5/15/50	9,245	7,146
[6]	New York Life Insurance Co.	4.450%	5/15/69	15,270	12,694
[6]	Nordea Bank Abp	1.500%	9/30/26	65,800	62,172
[6]	Northwestern Mutual Global Funding	5.160%	5/28/31	27,865	28,552
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	30,684	24,158
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	6,695
[6]	Nuveen LLC	5.550%	1/15/30	4,255	4,392
[6]	Nuveen LLC	5.850%	4/15/34	9,655	10,013
[6]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	25,960
[6]	Pacific LifeCorp	5.400%	9/15/52	18,030	17,917
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	51,841
[6]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	16,341
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/27	42,565	43,843
[6]	Penske Truck Leasing Co. LP	5.700%	2/1/28	37,855	38,848
[6]	Penske Truck Leasing Co. LP	6.050%	8/1/28	37,310	38,820
[6]	Penske Truck Leasing Co. LP	5.350%	3/30/29	13,045	13,273
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	7,282	7,761
[3]	PNC Bank NA	3.100%	10/25/27	41,975	40,368
[3]	PNC Bank NA	3.250%	1/22/28	60,465	58,220
[6]	Pricoa Global Funding I	5.100%	5/30/28	33,975	34,569
[6]	Pricoa Global Funding I	4.650%	8/27/31	17,999	17,803
[6]	Principal Life Global Funding II	2.500%	9/16/29	25,000	22,599
	Progressive Corp.	4.950%	6/15/33	54,414	55,177
	Progressive Corp.	4.125%	4/15/47	9,955	8,468
[6]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	18,116	18,190
[6]	Protective Life Global Funding	4.714%	7/6/27	18,335	18,385
	Prudential Financial Inc.	3.905%	12/7/47	7,767	6,241
[6]	RGA Global Funding	2.700%	1/18/29	14,330	13,215
[6]	RGA Global Funding	5.448%	5/24/29	19,510	20,023

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	RGA Global Funding	5.500%	1/11/31	16,515	17,020
[3]	Royal Bank of Canada	5.000%	2/1/33	44,538	44,836
[6]	Standard Chartered plc	6.301%	1/9/29	32,130	33,309
[6]	Standard Chartered plc	5.005%	10/15/30	24,960	24,797
	State Street Corp.	4.821%	1/26/34	14,655	14,568
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	59,247
[6]	Swedbank AB	6.136%	9/12/26	33,865	34,653
[6]	Swedbank AB	4.998%	11/20/29	43,980	44,376
[6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	32,380	30,303
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	35,663
	Toronto-Dominion Bank	4.456%	6/8/32	13,271	12,889
[3]	Truist Financial Corp.	3.700%	6/5/25	49,000	48,710
[3]	Truist Financial Corp.	4.873%	1/26/29	34,945	34,959
	UBS AG	1.250%	6/1/26	36,125	34,393
	UBS AG	7.500%	2/15/28	38,712	41,759
	UBS AG	5.650%	9/11/28	52,280	54,125
[6]	UBS Group AG	1.305%	2/2/27	14,940	14,314
[6]	UBS Group AG	1.494%	8/10/27	40,005	37,765
[6]	UBS Group AG	3.869%	1/12/29	15,905	15,430
[6]	UBS Group AG	5.428%	2/8/30	7,425	7,547
[6]	UBS Group AG	5.617%	9/13/30	20,930	21,450
[6]	UBS Group AG	2.095%	2/11/32	23,650	19,898
[6]	UBS Group AG	3.091%	5/14/32	68,085	60,486
[6]	UBS Group AG	2.746%	2/11/33	16,800	14,346
[6]	UBS Group AG	6.537%	8/12/33	25,565	27,677
[6]	UBS Group AG	9.016%	11/15/33	9,250	11,434
[6]	UBS Group AG	6.301%	9/22/34	56,285	60,365
[6]	UBS Group AG	3.179%	2/11/43	36,770	27,742
[6]	UniCredit SpA	1.982%	6/3/27	35,165	33,566
[6]	UniCredit SpA	3.127%	6/3/32	35,545	31,307
	Wells Fargo & Co.	3.000%	4/22/26	26,660	26,055
[3]	Wells Fargo & Co.	3.196%	6/17/27	60,555	59,100
[3]	Wells Fargo & Co.	3.526%	3/24/28	19,500	18,963
[3]	Wells Fargo & Co.	5.574%	7/25/29	9,900	10,154
	Wells Fargo & Co.	6.303%	10/23/29	43,660	45,967
	Wells Fargo & Co.	5.198%	1/23/30	9,900	10,048
[3]	Wells Fargo & Co.	2.879%	10/30/30	15,000	13,731
[3]	Wells Fargo & Co.	2.572%	2/11/31	83,408	74,545
[3]	Wells Fargo & Co.	3.350%	3/2/33	7,970	7,146
[3]	Wells Fargo & Co.	4.897%	7/25/33	117,741	116,561
	Wells Fargo & Co.	5.389%	4/24/34	20,025	20,329
[5]	Wells Fargo & Co.	5.211%	12/3/35	51,795	52,141
	Wells Fargo & Co.	5.606%	1/15/44	71,831	71,716
[3]	Wells Fargo & Co.	4.650%	11/4/44	10,315	9,137
[3]	Wells Fargo & Co.	4.900%	11/17/45	19,160	17,399
[3]	Wells Fargo & Co.	4.400%	6/14/46	73,300	62,064
[3]	Wells Fargo & Co.	4.750%	12/7/46	23,150	20,578
[3]	Wells Fargo & Co.	4.611%	4/25/53	84,025	75,337
	Wells Fargo Bank NA	5.254%	12/11/26	97,083	98,386
					10,704,794
Health Care (2.0%)
	AbbVie Inc.	4.950%	3/15/31	33,475	33,906
	AbbVie Inc.	5.350%	3/15/44	18,173	18,453
	AbbVie Inc.	4.850%	6/15/44	5,100	4,839
	AbbVie Inc.	4.700%	5/14/45	21,111	19,577
	AbbVie Inc.	5.400%	3/15/54	37,491	38,103
[3]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	19,979
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	6,366
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	6,307
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,636
[6]	Alcon Finance Corp.	2.600%	5/27/30	5,665	5,069
[6]	Alcon Finance Corp.	5.375%	12/6/32	8,550	8,762
[6]	Alcon Finance Corp.	3.800%	9/23/49	6,025	4,694
[6]	Alcon Finance Corp.	5.750%	12/6/52	9,480	9,901
[3]	Ascension Health	2.532%	11/15/29	22,515	20,596
[3]	Ascension Health	4.847%	11/15/53	23,970	22,845
	AstraZeneca plc	4.000%	1/17/29	44,555	43,819
	AstraZeneca plc	6.450%	9/15/37	23,385	26,426
	Banner Health	2.907%	1/1/42	29,965	22,340

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	46,253
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,555	5,636
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	20,339	20,105
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	16,191
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	9,613
	Bristol-Myers Squibb Co.	3.550%	3/15/42	63,155	51,247
	Bristol-Myers Squibb Co.	5.500%	2/22/44	11,320	11,676
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	5,129
	Bristol-Myers Squibb Co.	4.250%	10/26/49	4,235	3,620
	Bristol-Myers Squibb Co.	5.550%	2/22/54	8,900	9,164
	Bristol-Myers Squibb Co.	5.650%	2/22/64	60,351	61,747
[3]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	37,782
[3]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,540
	Cigna Group	4.375%	10/15/28	18,600	18,439
	CommonSpirit Health	3.347%	10/1/29	36,655	34,551
	CommonSpirit Health	2.782%	10/1/30	21,827	19,632
	CommonSpirit Health	5.205%	12/1/31	40,770	41,569
[3]	CommonSpirit Health	4.350%	11/1/42	28,315	23,976
	CommonSpirit Health	3.910%	10/1/50	4,370	3,432
[3]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	7,332
[6]	CSL Finance plc	4.250%	4/27/32	31,340	30,185
[6]	CSL Finance plc	4.750%	4/27/52	1,160	1,058
	CVS Health Corp.	1.750%	8/21/30	4,940	4,119
	CVS Health Corp.	4.875%	7/20/35	1,375	1,309
	Elevance Health Inc.	3.650%	12/1/27	20,000	19,496
	Elevance Health Inc.	4.101%	3/1/28	8,486	8,350
	Elevance Health Inc.	2.550%	3/15/31	31,515	27,584
	Elevance Health Inc.	5.500%	10/15/32	17,525	18,123
	Elevance Health Inc.	6.100%	10/15/52	4,640	4,968
	Eli Lilly & Co.	4.875%	2/27/53	8,710	8,361
	Eli Lilly & Co.	5.050%	8/14/54	13,505	13,277
	Eli Lilly & Co.	4.950%	2/27/63	7,570	7,231
	Eli Lilly & Co.	5.200%	8/14/64	4,570	4,517
	Gilead Sciences Inc.	2.600%	10/1/40	45,247	32,774
	Gilead Sciences Inc.	4.800%	4/1/44	8,075	7,548
	Gilead Sciences Inc.	4.500%	2/1/45	13,465	12,085
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	12,654
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	19,870	20,773
	HCA Inc.	5.450%	4/1/31	10,175	10,326
	HCA Inc.	6.000%	4/1/54	34,245	34,767
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	8,341
	Inova Health System Foundation	4.068%	5/15/52	20,740	17,630
	Kaiser Foundation Hospitals	3.150%	5/1/27	10,731	10,436
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	27,830
	Kaiser Foundation Hospitals	4.150%	5/1/47	14,000	12,115
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	25,628
[3]	Mass General Brigham Inc.	3.192%	7/1/49	12,361	8,983
[3]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	22,541
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	13,278
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	10,612
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,910	5,068
	Merck & Co. Inc.	4.150%	5/18/43	22,090	19,462
	Merck & Co. Inc.	4.000%	3/7/49	52,385	43,527
	Novartis Capital Corp.	4.400%	5/6/44	25,896	23,832
	OhioHealth Corp.	2.297%	11/15/31	26,665	22,907
	OhioHealth Corp.	2.834%	11/15/41	16,515	12,190
	Pfizer Inc.	3.450%	3/15/29	70,335	67,673
	Pfizer Inc.	1.700%	5/28/30	6,065	5,233
	Pfizer Inc.	4.100%	9/15/38	53,995	49,031
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	28,395	28,115
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	19,907	19,533
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	21,620	21,367
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	7,369
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	6,366
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	7,795
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	15,805
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,986	15,291
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	9,417
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	24,658
[6]	Roche Holdings Inc.	2.607%	12/13/51	8,330	5,289

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royalty Pharma plc	5.400%	9/2/34	14,095	14,053
	Royalty Pharma plc	3.300%	9/2/40	5,158	3,875
	Royalty Pharma plc	3.550%	9/2/50	9,555	6,737
	Royalty Pharma plc	5.900%	9/2/54	17,095	17,229
[3]	SSM Health Care Corp.	3.823%	6/1/27	34,910	34,314
[3]	Sutter Health	2.294%	8/15/30	9,670	8,522
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	26,687	23,315
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	53,619	54,478
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	13,665	10,337
	Toledo Hospital	5.750%	11/15/38	18,440	18,560
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	33,950
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,576
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	12,990
	UnitedHealth Group Inc.	4.950%	1/15/32	37,860	38,229
	UnitedHealth Group Inc.	4.200%	5/15/32	23,545	22,788
	UnitedHealth Group Inc.	5.150%	7/15/34	7,275	7,409
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	6,226
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	6,297
	UnitedHealth Group Inc.	5.950%	2/15/41	10,250	10,964
	UnitedHealth Group Inc.	3.050%	5/15/41	34,267	26,097
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	60,039
	UnitedHealth Group Inc.	5.500%	7/15/44	29,135	29,881
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	22,934
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	7,346
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	3,947
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	18,952
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	4,372
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	17,997
	UnitedHealth Group Inc.	2.900%	5/15/50	31,449	20,951
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	28,379
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	6,577
	UnitedHealth Group Inc.	5.875%	2/15/53	62,616	66,957
	UnitedHealth Group Inc.	5.625%	7/15/54	47,843	49,695
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	14,611
	UnitedHealth Group Inc.	5.750%	7/15/64	40,450	42,324
	Wyeth LLC	5.950%	4/1/37	25,000	26,911
					2,379,898
Industrials (0.8%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	15,156
[6]	Ashtead Capital Inc.	5.500%	8/11/32	10,173	10,231
[6]	Ashtead Capital Inc.	5.550%	5/30/33	4,400	4,432
[6]	Ashtead Capital Inc.	5.950%	10/15/33	8,445	8,744
[6]	Ashtead Capital Inc.	5.800%	4/15/34	32,455	33,262
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,898
[6]	BAE Systems plc	3.400%	4/15/30	7,335	6,863
[6]	BAE Systems plc	5.250%	3/26/31	6,175	6,296
	Boeing Co.	8.625%	11/15/31	8,715	10,141
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	5,469
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	11,538
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,283
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	6,891
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	14,535
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	17,935	11,870
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	2,609	2,316
	Canadian National Railway Co.	2.450%	5/1/50	6,870	4,270
	Canadian Pacific Railway Co.	4.950%	8/15/45	16,985	16,217
	CSX Corp.	3.350%	9/15/49	5,535	4,086
	CSX Corp.	4.900%	3/15/55	8,635	8,148
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,600	14,654
[6]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,890	6,926
[6]	Daimler Truck Finance North America LLC	3.650%	4/7/27	17,489	17,069
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,630	4,684
[6]	Daimler Truck Finance North America LLC	5.375%	1/18/34	11,760	11,993
	Deere & Co.	7.125%	3/3/31	17,500	20,093
	Eaton Corp.	4.700%	8/23/52	5,205	4,859
[6]	Element Fleet Management Corp.	5.643%	3/13/27	14,900	15,164
[6]	ERAC USA Finance LLC	5.000%	2/15/29	8,975	9,111
[6]	ERAC USA Finance LLC	4.900%	5/1/33	45,854	45,718
[6]	ERAC USA Finance LLC	5.200%	10/30/34	22,750	23,076

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	22,632
[6]	ERAC USA Finance LLC	5.400%	5/1/53	27,091	27,334
	Honeywell International Inc.	4.250%	1/15/29	26,905	26,847
	Honeywell International Inc.	4.875%	9/1/29	5,325	5,423
	Honeywell International Inc.	5.000%	2/15/33	50,000	50,910
	Honeywell International Inc.	5.375%	3/1/41	4,260	4,417
	John Deere Capital Corp.	4.500%	1/16/29	22,410	22,477
[3]	John Deere Capital Corp.	5.150%	9/8/33	32,170	33,155
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,477
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	7,744
	Lockheed Martin Corp.	4.700%	5/15/46	8,420	7,862
	Lockheed Martin Corp.	5.700%	11/15/54	19,676	21,074
	Regal Rexnord Corp.	6.050%	2/15/26	7,196	7,270
	Republic Services Inc.	4.875%	4/1/29	3,595	3,631
	Republic Services Inc.	5.000%	12/15/33	8,415	8,474
	Republic Services Inc.	5.200%	11/15/34	19,090	19,536
	RTX Corp.	4.125%	11/16/28	12,085	11,880
	RTX Corp.	4.450%	11/16/38	1,210	1,118
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	18,720
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	33,030	28,726
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	31,740	28,810
	Teledyne Technologies Inc.	2.250%	4/1/28	30,011	27,765
	Teledyne Technologies Inc.	2.750%	4/1/31	30,128	26,676
	Trane Technologies Financing Ltd.	5.250%	3/3/33	16,705	17,147
	Trane Technologies Financing Ltd.	5.100%	6/13/34	985	999
	Union Pacific Corp.	2.800%	2/14/32	357	318
	Union Pacific Corp.	3.375%	2/14/42	17,635	14,058
	Union Pacific Corp.	3.250%	2/5/50	1,409	1,021
	Union Pacific Corp.	3.799%	10/1/51	24,211	19,198
	Union Pacific Corp.	3.500%	2/14/53	61,297	45,877
	Union Pacific Corp.	3.750%	2/5/70	13,510	9,775
[3]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	3,439	3,384
					892,728
Materials (0.2%)
[6]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,711	2,798
[6]	Glencore Funding LLC	4.875%	3/12/29	6,929	6,952
[6]	Glencore Funding LLC	5.371%	4/4/29	37,393	38,087
[6]	Glencore Funding LLC	6.375%	10/6/30	36,446	38,912
[6]	Glencore Funding LLC	2.625%	9/23/31	8,527	7,346
[6]	Glencore Funding LLC	5.700%	5/8/33	1,565	1,620
[6]	Glencore Funding LLC	6.500%	10/6/33	15,265	16,629
[6]	Glencore Funding LLC	5.634%	4/4/34	45,917	47,050
[6]	Glencore Funding LLC	3.875%	4/27/51	2,360	1,799
[6]	Glencore Funding LLC	3.375%	9/23/51	8,466	5,906
[6]	Glencore Funding LLC	5.893%	4/4/54	24,895	25,545
					192,644
Real Estate (0.6%)
	American Tower Corp.	4.400%	2/15/26	7,315	7,283
	American Tower Corp.	3.800%	8/15/29	51,562	49,467
	American Tower Corp.	5.000%	1/31/30	7,335	7,389
	American Tower Corp.	5.900%	11/15/33	4,053	4,272
	American Tower Corp.	5.450%	2/15/34	1,615	1,653
	Crown Castle Inc.	2.250%	1/15/31	2,775	2,366
	Crown Castle Inc.	5.200%	9/1/34	9,700	9,641
	Crown Castle Inc.	4.000%	11/15/49	7,282	5,734
	CubeSmart LP	2.250%	12/15/28	12,135	11,025
	CubeSmart LP	2.500%	2/15/32	7,767	6,627
	Extra Space Storage LP	5.500%	7/1/30	12,185	12,542
	Extra Space Storage LP	5.900%	1/15/31	25,059	26,239
	Extra Space Storage LP	5.350%	1/15/35	18,115	18,241
	Healthpeak OP LLC	2.125%	12/1/28	30,395	27,595
	Healthpeak OP LLC	3.000%	1/15/30	31,475	28,926
	NNN REIT Inc.	5.500%	6/15/34	26,511	27,116
	Prologis LP	5.250%	6/15/53	9,062	8,968
	Public Storage Operating Co.	5.350%	8/1/53	10,525	10,569
	Realty Income Corp.	2.200%	6/15/28	24,400	22,465
	Realty Income Corp.	4.700%	12/15/28	27,200	27,301
	Realty Income Corp.	3.250%	1/15/31	12,940	11,878
	Realty Income Corp.	2.850%	12/15/32	25,860	22,314

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	4.900%	7/15/33	26,434	26,170
	Realty Income Corp.	5.125%	2/15/34	30,285	30,458
[6]	SBA Tower Trust	2.836%	1/15/25	25,075	25,002
[6]	SBA Tower Trust	1.884%	1/15/26	8,960	8,648
[6]	SBA Tower Trust	1.631%	11/15/26	34,975	32,682
[6]	SBA Tower Trust	1.840%	4/15/27	54,190	50,112
[6]	SBA Tower Trust	2.593%	10/15/31	51,750	43,379
[6]	Scentre Group Trust 1	4.375%	5/28/30	19,110	18,622
	Simon Property Group LP	2.450%	9/13/29	19,865	18,031
[6]	VICI Properties LP	3.750%	2/15/27	8,075	7,830
	VICI Properties LP	5.750%	4/1/34	8,415	8,648
	VICI Properties LP	6.125%	4/1/54	39,522	40,984
					660,177
Technology (1.4%)
	Apple Inc.	3.850%	5/4/43	48,000	41,653
	Apple Inc.	3.450%	2/9/45	5,075	4,088
	Apple Inc.	4.650%	2/23/46	5,600	5,351
	Apple Inc.	3.850%	8/4/46	36,890	31,193
	Apple Inc.	2.650%	5/11/50	24,045	15,869
	Apple Inc.	2.650%	2/8/51	27,145	17,766
	Apple Inc.	3.950%	8/8/52	12,831	10,796
	Broadcom Corp.	3.875%	1/15/27	11,385	11,219
	Broadcom Inc.	4.110%	9/15/28	37,859	37,223
	Broadcom Inc.	5.050%	7/12/29	26,120	26,433
	Broadcom Inc.	4.350%	2/15/30	23,355	22,940
	Broadcom Inc.	4.150%	11/15/30	24,480	23,699
[6]	Broadcom Inc.	2.600%	2/15/33	31,355	26,300
	Broadcom Inc.	4.800%	10/15/34	9,500	9,304
[6]	Broadcom Inc.	3.187%	11/15/36	17,097	14,068
[6]	Broadcom Inc.	3.500%	2/15/41	4,250	3,404
	Cisco Systems Inc.	4.950%	2/26/31	55,815	56,904
	Cisco Systems Inc.	5.050%	2/26/34	49,855	50,880
	Cisco Systems Inc.	5.300%	2/26/54	23,240	23,890
[6]	Constellation Software Inc.	5.158%	2/16/29	19,494	19,841
[6]	Constellation Software Inc.	5.461%	2/16/34	12,465	12,778
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	18,710	19,104
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	21,265	21,832
[6]	Foundry JV Holdco LLC	5.875%	1/25/34	16,067	16,204
[6]	Foundry JV Holdco LLC	6.250%	1/25/35	60,292	62,437
[6]	Foundry JV Holdco LLC	6.400%	1/25/38	47,413	49,585
	Intel Corp.	2.000%	8/12/31	3,635	3,011
	Intel Corp.	4.000%	12/15/32	4,750	4,414
	Intel Corp.	5.625%	2/10/43	38,241	37,217
	Intel Corp.	4.100%	5/19/46	45,545	35,078
	Intel Corp.	4.100%	5/11/47	21,904	16,836
	Intel Corp.	4.900%	8/5/52	16,659	14,192
	Intel Corp.	5.600%	2/21/54	15,549	14,737
	International Business Machines Corp.	3.300%	5/15/26	155,985	153,261
	International Business Machines Corp.	3.500%	5/15/29	99,238	95,126
	International Business Machines Corp.	5.875%	11/29/32	20,240	21,693
	International Business Machines Corp.	4.250%	5/15/49	9,500	8,059
	Intuit Inc.	5.200%	9/15/33	48,900	50,198
	Intuit Inc.	5.500%	9/15/53	39,159	40,241
	KLA Corp.	4.950%	7/15/52	25,110	23,980
	Micron Technology Inc.	4.663%	2/15/30	9,861	9,757
	Microsoft Corp.	3.450%	8/8/36	31,097	27,852
	Microsoft Corp.	2.525%	6/1/50	122,844	79,871
	Microsoft Corp.	2.500%	9/15/50	16,363	10,511
	Microsoft Corp.	2.921%	3/17/52	119,367	83,546
	Oracle Corp.	1.650%	3/25/26	17,300	16,642
	Oracle Corp.	3.250%	11/15/27	48,711	47,063
	Oracle Corp.	3.800%	11/15/37	9,500	8,189
	Oracle Corp.	3.600%	4/1/40	8,400	6,831
	Oracle Corp.	4.500%	7/8/44	33,877	29,935
	Oracle Corp.	4.125%	5/15/45	25,243	20,914
	Oracle Corp.	4.000%	7/15/46	3,800	3,062
	Oracle Corp.	5.550%	2/6/53	16,112	16,139
	Oracle Corp.	5.375%	9/27/54	9,900	9,632
	QUALCOMM Inc.	2.150%	5/20/30	29,475	26,047

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	4.300%	5/20/47	9,500	8,229
	QUALCOMM Inc.	4.500%	5/20/52	16,672	14,700
	S&P Global Inc.	2.700%	3/1/29	3,693	3,437
	S&P Global Inc.	3.700%	3/1/52	41,670	32,852
[6]	UL Solutions Inc.	6.500%	10/20/28	12,800	13,464
					1,621,477
Utilities (3.0%)
[3]	AEP Texas Inc.	4.150%	5/1/49	5,065	4,010
[3]	AEP Texas Inc.	3.450%	1/15/50	16,810	11,991
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	9,195	8,095
	Alabama Power Co.	5.700%	2/15/33	15,000	15,722
	Alabama Power Co.	6.000%	3/1/39	21,773	23,642
	Alabama Power Co.	3.750%	3/1/45	24,430	19,757
[3]	Alabama Power Co.	4.300%	7/15/48	28,015	24,404
	Ameren Illinois Co.	3.800%	5/15/28	22,215	21,730
	Ameren Illinois Co.	6.125%	12/15/28	54,000	55,707
	Ameren Illinois Co.	3.700%	12/1/47	5,045	3,991
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,560
	American Water Capital Corp.	4.450%	6/1/32	22,115	21,666
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,125
	American Water Capital Corp.	4.200%	9/1/48	30,403	25,571
	American Water Capital Corp.	4.150%	6/1/49	850	709
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,687
	Arizona Public Service Co.	6.350%	12/15/32	6,080	6,578
	Arizona Public Service Co.	5.550%	8/1/33	8,253	8,459
	Arizona Public Service Co.	3.350%	5/15/50	5,270	3,760
	Atmos Energy Corp.	5.000%	12/15/54	20,700	19,747
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	4,232
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	4,366
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	44,466
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	891
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	10,622
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	13,268
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	53,132	46,824
[6]	Boston Gas Co.	3.150%	8/1/27	5,385	5,147
[6]	Boston Gas Co.	3.001%	8/1/29	5,970	5,478
[6]	Boston Gas Co.	3.757%	3/16/32	4,225	3,831
[6]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,632
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	27,737	22,365
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	15,365	15,653
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	35,850	36,568
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	7,906
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,139	28,971
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	6,560	6,737
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	8,389
[3]	Cleco Securitization I LLC	4.646%	9/1/42	27,070	26,146
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	12,030
	Commonwealth Edison Co.	3.650%	6/15/46	2,165	1,713
[3]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	7,911
	Commonwealth Edison Co.	4.000%	3/1/48	13,787	11,342
[3]	Commonwealth Edison Co.	3.850%	3/15/52	3,755	2,967
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	4,900	4,386
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	32,743
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,198
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,105	3,406
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,407
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	19,408
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	12,957	14,384
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	68,575	61,533
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	9,500	7,479
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	32,349	27,659
	Consumers Energy Co.	4.200%	9/1/52	13,360	11,431
[3]	Dominion Energy Inc.	3.375%	4/1/30	3,083	2,875
	Dominion Energy Inc.	5.375%	11/15/32	15,787	16,205
[3]	Dominion Energy Inc.	5.250%	8/1/33	5,706	5,774
[3]	Dominion Energy Inc.	4.900%	8/1/41	5,800	5,417
[3]	Dominion Energy Inc.	4.600%	3/15/49	27,385	23,724
[3]	Dominion Energy Inc.	4.850%	8/15/52	30,363	27,610
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,416

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	9,431
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,474
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	47,720
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	2,990
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	6,580
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	28,284
	DTE Energy Co.	4.950%	7/1/27	20,780	20,933
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,810	4,846
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,404	3,658
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,353
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	13,292
	Duke Energy Carolinas LLC	5.350%	1/15/53	52,380	52,710
	Duke Energy Corp.	2.650%	9/1/26	11,775	11,389
	Duke Energy Corp.	3.400%	6/15/29	12,030	11,399
	Duke Energy Corp.	4.500%	8/15/32	4,250	4,132
	Duke Energy Corp.	3.300%	6/15/41	39,505	30,209
	Duke Energy Corp.	4.800%	12/15/45	44,700	40,449
	Duke Energy Corp.	3.750%	9/1/46	13,840	10,716
	Duke Energy Corp.	4.200%	6/15/49	25,820	21,019
	Duke Energy Corp.	3.500%	6/15/51	34,035	24,392
	Duke Energy Corp.	5.000%	8/15/52	19,060	17,530
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	8,826
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	30,144
	Duke Energy Florida LLC	5.950%	11/15/52	11,250	12,160
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	14,538
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	16,175
	Duke Energy Progress LLC	4.100%	3/15/43	615	523
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	34,453
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,532
	Duke Energy Progress LLC	2.900%	8/15/51	2,450	1,615
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,393
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	28,892
[6]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,740
[6]	East Ohio Gas Co.	3.000%	6/15/50	13,050	8,476
	Edison International	5.250%	11/15/28	22,192	22,460
	Emera US Finance LP	3.550%	6/15/26	25,624	25,111
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,408
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,062	3,573
[3]	Evergy Metro Inc.	2.250%	6/1/30	5,680	4,992
	Evergy Metro Inc.	4.200%	3/15/48	3,419	2,863
[3]	Eversource Energy	3.300%	1/15/28	14,410	13,815
	Eversource Energy	5.450%	3/1/28	24,675	25,249
	Eversource Energy	3.375%	3/1/32	5,495	4,932
	Eversource Energy	5.125%	5/15/33	6,780	6,764
	Exelon Corp.	3.350%	3/15/32	18,315	16,582
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	910	912
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	1,910	1,942
[6]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	6,572	6,458
	Florida Power & Light Co.	5.650%	2/1/35	50,000	52,930
	Florida Power & Light Co.	4.950%	6/1/35	10,000	10,041
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,289
	Florida Power & Light Co.	5.950%	2/1/38	21,188	23,061
	Florida Power & Light Co.	3.700%	12/1/47	13,702	10,899
	Florida Power & Light Co.	5.300%	4/1/53	17,250	17,534
	Fortis Inc.	3.055%	10/4/26	28,565	27,696
	Georgia Power Co.	4.700%	5/15/32	21,575	21,476
	Georgia Power Co.	4.950%	5/17/33	20,085	20,251
	Georgia Power Co.	5.250%	3/15/34	15,025	15,417
	Georgia Power Co.	5.400%	6/1/40	6,665	6,656
[3]	Georgia Power Co.	4.750%	9/1/40	34,703	33,043
	Georgia Power Co.	4.300%	3/15/42	14,834	13,156
	Georgia Power Co.	5.125%	5/15/52	19,840	19,397
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	12,483
[6]	ITC Holdings Corp.	4.950%	9/22/27	2,425	2,442
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	20,995	20,902
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	24,426
[6]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	22,073
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	941
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	4,764
	MidAmerican Energy Co.	4.250%	7/15/49	6,595	5,691

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MidAmerican Energy Co.	3.150%	4/15/50	38,026	27,242
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,106
[3]	Mississippi Power Co.	4.250%	3/15/42	7,024	6,095
[6]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,497
[3]	Nevada Power Co.	3.125%	8/1/50	15,345	10,420
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,700	12,731
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,955	14,049
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	25,040
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	13,516
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	35,160
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	9,767
	NiSource Inc.	5.250%	3/30/28	19,368	19,718
	NiSource Inc.	5.250%	2/15/43	14,588	14,320
	NiSource Inc.	4.800%	2/15/44	12,750	11,812
	NiSource Inc.	5.000%	6/15/52	19,985	18,656
	Northern States Power Co.	2.250%	4/1/31	4,940	4,281
	Northern States Power Co.	6.250%	6/1/36	50,000	55,776
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	31,994	33,014
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	6,354
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,552
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	15,394
	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,531
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,358
[6]	Oglethorpe Power Corp.	5.800%	6/1/54	5,525	5,719
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,242
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	19,394	19,106
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	37,160	39,282
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	9,839
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	14,594
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	23,121
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	3,788	3,600
	Pacific Gas & Electric Co.	6.150%	1/15/33	19,542	20,651
	Pacific Gas & Electric Co.	6.400%	6/15/33	18,130	19,497
	Pacific Gas & Electric Co.	6.950%	3/15/34	30,080	33,680
	Pacific Gas & Electric Co.	5.800%	5/15/34	17,265	17,980
	Pacific Gas & Electric Co.	4.500%	7/1/40	68,831	61,039
	Pacific Gas & Electric Co.	3.950%	12/1/47	14,559	11,271
	Pacific Gas & Electric Co.	6.750%	1/15/53	13,479	15,158
	Pacific Gas & Electric Co.	6.700%	4/1/53	22,964	25,881
	PECO Energy Co.	2.850%	9/15/51	8,000	5,267
	PECO Energy Co.	4.600%	5/15/52	12,845	11,716
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	3,058
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	12,514
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,150	11,080
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	25,815	25,834
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	23,500	23,688
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	8,482
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	28,369
	PPL Electric Utilities Corp.	5.250%	5/15/53	5,710	5,773
	Public Service Enterprise Group Inc.	5.200%	4/1/29	17,595	17,994
	Public Service Enterprise Group Inc.	5.450%	4/1/34	11,295	11,550
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,676
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	4,204
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	4,255
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	4,945
[3]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	490
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	22,439
	San Diego Gas & Electric Co.	5.350%	4/1/53	39,740	39,833
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	6,893	6,027
[3]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,790
[3]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,316
	Sempra	3.250%	6/15/27	80,765	78,073
	Sempra	3.700%	4/1/29	2,295	2,200
	Sempra	6.000%	10/15/39	14,800	15,639
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,649
[3]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,290
	Southern California Edison Co.	5.150%	6/1/29	32,950	33,545
	Southern California Edison Co.	5.450%	6/1/31	11,460	11,850
	Southern California Edison Co.	5.950%	11/1/32	30,370	32,409
	Southern California Edison Co.	6.000%	1/15/34	7,695	8,281

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southern California Edison Co.	5.550%	1/15/37	50,475	52,092
[3]	Southern California Edison Co.	5.950%	2/1/38	40,000	42,483
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,123
	Southern California Edison Co.	4.650%	10/1/43	3,255	2,979
	Southern California Edison Co.	4.000%	4/1/47	6,530	5,323
[3]	Southern California Edison Co.	4.125%	3/1/48	11,495	9,518
[3]	Southern California Edison Co.	4.875%	3/1/49	2,985	2,748
	Southern California Edison Co.	3.650%	2/1/50	5,405	4,116
	Southern California Edison Co.	5.700%	3/1/53	6,815	7,043
	Southern California Edison Co.	5.875%	12/1/53	7,292	7,718
	Southern California Edison Co.	5.750%	4/15/54	8,485	8,838
	Southern California Gas Co.	6.350%	11/15/52	17,580	19,996
	Southern Co.	3.250%	7/1/26	30,885	30,261
	Southern Co.	4.400%	7/1/46	50,637	44,011
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	6,670	6,988
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,530
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,508
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	2,864
	Tampa Electric Co.	4.900%	3/1/29	8,065	8,117
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/42	39,235	39,113
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/46	18,860	18,468
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/50	17,640	17,479
	Tucson Electric Power Co.	5.500%	4/15/53	6,825	6,885
	Union Electric Co.	4.000%	4/1/48	14,316	11,760
	Union Electric Co.	3.900%	4/1/52	8,575	6,910
	Union Electric Co.	5.450%	3/15/53	8,045	8,128
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,656
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,859
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	18,554
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	46,381
					3,536,757
Total Corporate Bonds (Cost $26,021,783)					24,586,153
Sovereign Bonds (0.5%)
[3,6]	Bermuda	2.375%	8/20/30	18,130	15,427
[3,6]	Bermuda	3.375%	8/20/50	6,835	4,584
[3,6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	14,482
	Equinor ASA	2.875%	4/6/25	4,775	4,742
	Equinor ASA	3.125%	4/6/30	53,605	50,094
[3,6]	Kingdom of Saudi Arabia	5.000%	1/16/34	34,704	34,685
[3,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	39,870	35,675
[3,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	23,848	23,549
[3,6]	NBN Co. Ltd.	1.625%	1/8/27	26,265	24,681
[3,6]	NBN Co. Ltd.	2.625%	5/5/31	37,954	33,426
[3,6]	NBN Co. Ltd.	2.500%	1/8/32	77,087	66,136
[6]	OMERS Finance Trust	4.000%	4/20/28	18,090	17,863
[3,6]	Qatar Energy	2.250%	7/12/31	31,765	27,213
[3,6]	Qatar Energy	3.125%	7/12/41	23,200	17,653
[3]	Republic of Chile	2.550%	7/27/33	36,780	30,586
[3]	Republic of Chile	3.500%	1/31/34	20,300	18,077
	Republic of Chile	3.500%	4/15/53	20,175	14,730
	State of Israel	5.375%	3/12/29	36,740	37,170
	State of Israel	5.500%	3/12/34	17,400	17,410
	State of Israel	5.750%	3/12/54	58,355	55,966
[3,6]	State of Qatar	4.400%	4/16/50	14,035	12,450
[3,6]	UAE International Government Bond	4.951%	7/7/52	13,725	12,937
[3]	United Mexican States	6.338%	5/4/53	27,000	25,261
[3]	United Mexican States	6.400%	5/7/54	35,375	33,377
Total Sovereign Bonds (Cost $688,107)					628,174
Taxable Municipal Bonds (1.4%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/37	4,935	3,970
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	9,605	11,125
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,183
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	31,646
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,747
	California GO	7.550%	4/1/39	12,375	15,159
	California GO	7.300%	10/1/39	48,825	57,360
	California GO	5.875%	10/1/41	29,515	31,219

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	4,380	4,102
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	8,509
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	10,972
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	31,976	36,274
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	54,604	61,943
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,402
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	5,982
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	14,003
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,349
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	7,635	7,034
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	27,493
[8]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	11,545	9,545
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	68,128	76,444
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	2,093
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,693
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	8,070	7,521
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	5,746
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	21,493
	Houston TX GO	6.290%	3/1/32	12,560	13,345
	Illinois GO	5.100%	6/1/33	193,186	194,174
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	31,202
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.433%	1/1/33	11,150	11,102
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,501
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	7,703
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	10,905
[8]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	52,141
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	21,505	21,884
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	20,773
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	12,445	12,671
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	24,522
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	23,233
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,520	14,196
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	16,646
	Massachusetts SO Revenue	4.110%	7/15/31	7,817	7,691
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	10,036
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	36,328
	New York City NY GO	4.610%	9/1/37	29,690	29,144
	New York City NY GO	5.094%	10/1/49	19,215	19,301
	New York City NY GO	5.114%	10/1/54	9,070	9,196
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	960	974
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	30,317
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,530	11,528
	New York Metropolitan Transportation Authority Revenue (Green Bond)	5.175%	11/15/49	2,425	2,198
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	12,870
[8]	Oregon School Boards Association GO	5.528%	6/30/28	34,965	35,595
[9]	Oregon State University General Revenue	3.424%	3/1/60	28,000	20,891
[10]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	71,086
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,600
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	40	43
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	34,900	34,872
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	39,739
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	21,111
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/45	8,775	7,743
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/38	9,585	8,871
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	9,913
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	28,959
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	12,634	12,872
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	30,674	31,426
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	16,801
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	10,598
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	16,968
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	10,797
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	42,994
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	18,474
	University of California Revenue	1.316%	5/15/27	7,470	6,945
	University of California Revenue	1.614%	5/15/30	16,140	13,976
	University of California Revenue	3.931%	5/15/45	22,370	20,757

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Michigan Revenue	2.562%	4/1/50	32,056	21,357
	University of Michigan Revenue	3.504%	4/1/52	7,445	5,924
	University of Minnesota Revenue	4.048%	4/1/52	25,160	21,942
Total Taxable Municipal Bonds (Cost $1,733,795)					1,630,842
				Shares
Temporary Cash Investments (1.3%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	4.651%		791	79
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.2%)
	Bank of America Securities, LLC (Dated 11/29/24, Repurchase Value $17,407,000, collateralized by Freddie Mac 3.000%–6.000%, 5/1/47–11/1/53, with a value of $17,748,000)	4.580%	12/2/24	17,400	17,400
	Citigroup Global Markets Inc. (Dated 11/29/24, Repurchase Value $272,104,000, collateralized by U.S. Treasury Note/Bond 4.125%–4.375%, 8/31/28–3/31/29, with a value of $277,440,000)	4.570%	12/2/24	272,000	272,000
	Credit Agricole Securities (USA) Inc. (Dated 11/29/24, Repurchase Value $40,215,000, collateralized by U.S. Treasury Note/Bond 2.250%, 2/15/27, with a value of $41,004,000)	4.570%	12/2/24	40,200	40,200
	Deutsche Bank Securities, Inc. (Dated 11/29/24, Repurchase Value $37,314,000, collateralized by U.S. Treasury Note/Bond 3.875%, 8/15/40, with a value of $38,046,000)	4.580%	12/2/24	37,300	37,300
	HSBC Bank USA (Dated 11/29/24, Repurchase Value $162,162,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.625%, 6/30/25–8/15/53, with a value of $165,342,000)	4.580%	12/2/24	162,100	162,100
	HSBC Bank USA (Dated 11/29/24, Repurchase Value $118,945,000, collateralized by Fannie Mae 2.500%–7.000%, 1/1/37–8/1/54, and Freddie Mac 2.000%–6.500%, 8/1/38–11/1/54, with a value of $121,278,000)	4.590%	12/2/24	118,900	118,900
	JP Morgan Securities LLC (Dated 11/29/24, Repurchase Value $25,010,000, collateralized by U.S. Treasury Note/Bond 1.625%, 11/30/26, with a value of $25,500,000)	4.580%	12/2/24	25,000	25,000
	Nomura International plc (Dated 11/29/24, Repurchase Value $144,255,000, collateralized by U.S. Treasury Note/Bond 0.375%–4.375%, 12/31/25–8/15/43, with a value of $147,121,000)	4.570%	12/2/24	144,200	144,200
	RBC Capital Markets LLC (Dated 11/29/24, Repurchase Value $118,945,000, collateralized by Fannie Mae 5.000%–6.000%, 11/1/52–6/1/54, U.S. Treasury Bill 0.000%, 1/23/25–10/30/25, and U.S. Treasury Note/Bond 2.250%–4.250%, 5/15/39–8/15/46, with a value of $121,278,000)	4.570%	12/2/24	118,900	118,900
	Societe Generale (Dated 11/29/24, Repurchase Value $74,228,000, collateralized by U.S. Treasury Note/Bond 4.250%, 11/15/40, with a value of $75,684,000)	4.570%	12/2/24	74,200	74,200
	TD Securities (USA) LLC (Dated 11/29/24, Repurchase Value $52,820,000, collateralized by Fannie Mae 5.500%, 11/1/54, with a value of $53,856,000)	4.580%	12/2/24	52,800	52,800
	Wells Fargo & Co. (Dated 11/29/24, Repurchase Value $323,824,000, collateralized by Freddie Mac 5.500%, 11/1/54, with a value of $330,174,000)	4.590%	12/2/24	323,700	323,700
					1,386,700
Treasury Bills (0.1%)
[12]	Canadian Treasury Bill	3.560%	1/3/25	96,970	69,037

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Canadian Treasury Bill	3.503%	1/15/25	96,970	68,961
					137,998
Total Temporary Cash Investments (Cost $1,524,960)					1,524,777
Total Investments (99.7%) (Cost $84,560,124)					115,566,209
Other Assets and Liabilities—Net (0.3%)					401,620
Net Assets (100%)					115,967,829
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $1,328,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $12,499,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $7,422,672,000, representing 6.4% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Face amount denominated in Canadian dollars.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	913	98,240	817

Short Futures Contracts
10-Year U.S. Treasury Note	March 2025	(6,306)	(701,148)	(8,744)
				(7,927)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	1/15/25	USD	69,471	CAD	96,970	91	—
BNP Paribas	1/3/25	USD	69,447	CAD	96,970	98	—
						189	—
CAD—Canadian dollar.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $84,560,048)	115,566,130
Affiliated Issuers (Cost $76)	79
Total Investments in Securities	115,566,209
Investment in Vanguard	3,083
Cash	15,058
Foreign Currency, at Value (Cost $13,463)	13,132
Receivables for Investment Securities Sold	735,772
Receivables for Accrued Income	518,487
Receivables for Capital Shares Issued	15,340
Unrealized Appreciation—Forward Currency Contracts	189
Total Assets	116,867,270
Liabilities
Payables for Investment Securities Purchased	843,007
Payables for Capital Shares Redeemed	30,475
Payables to Investment Advisor	19,169
Payables to Vanguard	5,145
Variation Margin Payable—Futures Contracts	1,645
Total Liabilities	899,441
Net Assets	115,967,829
At November 30, 2024, net assets consisted of:

Paid-in Capital	75,886,731
Total Distributable Earnings (Loss)	40,081,098
Net Assets	115,967,829

Investor Shares—Net Assets
Applicable to 292,740,221 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,936,408
Net Asset Value Per Share—Investor Shares	$47.61

Admiral™ Shares—Net Assets
Applicable to 1,241,108,855 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	102,031,421
Net Asset Value Per Share—Admiral Shares	$82.21
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Dividends[1]	1,000,116
Interest[2]	1,668,923
Securities Lending—Net	103
Total Income	2,669,142
Expenses
Investment Advisory Fees—Note B
Basic Fee	85,108
Performance Adjustment	(9,816)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	22,961
Management and Administrative—Admiral Shares	93,431
Marketing and Distribution—Investor Shares	576
Marketing and Distribution—Admiral Shares	3,125
Custodian Fees	232
Auditing Fees	35
Shareholders’ Reports and Proxy Fees—Investor Shares	459
Shareholders’ Reports and Proxy Fees—Admiral Shares	519
Trustees’ Fees and Expenses	74
Other Expenses	135
Total Expenses	196,839
Expenses Paid Indirectly	(199)
Net Expenses	196,640
Net Investment Income	2,472,502
Realized Net Gain (Loss)
Investment Securities Sold[2]	9,287,058
Futures Contracts	(4,900)
Foreign Currencies	1,571
Realized Net Gain (Loss)	9,283,729
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	9,794,213
Futures Contracts	(9,742)
Forward Currency Contracts	189
Foreign Currencies	(1,777)
Change in Unrealized Appreciation (Depreciation)	9,782,883
Net Increase (Decrease) in Net Assets Resulting from Operations	21,539,114
1	Dividends are net of foreign withholding taxes of $8,261,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $12,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,472,502	2,439,201
Realized Net Gain (Loss)	9,283,729	4,185,463
Change in Unrealized Appreciation (Depreciation)	9,782,883	346,591
Net Increase (Decrease) in Net Assets Resulting from Operations	21,539,114	6,971,255
Distributions
Investor Shares	(775,238)	(992,127)
Admiral Shares	(5,673,701)	(7,162,238)
Total Distributions	(6,448,939)	(8,154,365)
Capital Share Transactions
Investor Shares	(711,002)	(110,436)
Admiral Shares	(3,154,837)	(552,828)
Net Increase (Decrease) from Capital Share Transactions	(3,865,839)	(663,264)
Total Increase (Decrease)	11,224,336	(1,846,374)
Net Assets
Beginning of Period	104,743,493	106,589,867
End of Period	115,967,829	104,743,493
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$41.61	$42.19	$50.15	$46.10	$43.72
Investment Operations
Net Investment Income[1]	.949	.917	.857	.811	.966
Net Realized and Unrealized Gain (Loss) on Investments	7.588	1.704	(4.681)	6.638	3.345
Total from Investment Operations	8.537	2.621	(3.824)	7.449	4.311
Distributions
Dividends from Net Investment Income	(.986)	(.921)	(.828)	(.818)	(1.004)
Distributions from Realized Capital Gains	(1.551)	(2.280)	(3.308)	(2.581)	(.927)
Total Distributions	(2.537)	(3.201)	(4.136)	(3.399)	(1.931)
Net Asset Value, End of Period	$47.61	$41.61	$42.19	$50.15	$46.10
Total Return[2]	21.47%	6.94%	-8.43%	17.16%	10.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,936	$12,831	$13,097	$15,469	$15,635
Ratio of Total Expenses to Average Net Assets[3]	0.25%[4]	0.26%[4]	0.25%[4]	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.29%	1.98%	1.70%	2.28%
Portfolio Turnover Rate[5]	61%	39%	41%	35%	51%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), (0.01%), (0.02%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.25%, 0.26% and 0.25%, respectively.
5	Includes 1%, 1%, 8%, 2%, and 3%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$71.86	$72.86	$86.61	$79.62	$75.51
Investment Operations
Net Investment Income[1]	1.700	1.638	1.540	1.464	1.720
Net Realized and Unrealized Gain (Loss) on Investments	13.091	2.945	(8.083)	11.461	5.784
Total from Investment Operations	14.791	4.583	(6.543)	12.925	7.504
Distributions
Dividends from Net Investment Income	(1.763)	(1.646)	(1.493)	(1.477)	(1.794)
Distributions from Realized Capital Gains	(2.678)	(3.937)	(5.714)	(4.458)	(1.600)
Total Distributions	(4.441)	(5.583)	(7.207)	(5.935)	(3.394)
Net Asset Value, End of Period	$82.21	$71.86	$72.86	$86.61	$79.62
Total Return[2]	21.55%	7.03%	-8.36%	17.25%	10.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102,031	$91,912	$93,492	$108,386	$96,009
Ratio of Total Expenses to Average Net Assets[3]	0.17%[4]	0.18%[4]	0.17%[4]	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.24%	2.37%	2.06%	1.77%	2.35%
Portfolio Turnover Rate[5]	61%	39%	41%	35%	51%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), (0.01%), (0.02%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.17%, 0.18% and 0.17%, respectively.
5	Includes 1%, 1%, 8%, 2%, and 3%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Notes to Financial Statements
Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At November 30, 2024, counterparties had deposited in segregated accounts securities with a value of $1,156,000 and cash of $365,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Wellington Fund
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended November 30, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and

Wellington Fund
Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Capital U.S. Credit A or Better Bond Index for the preceding three years. For the year ended November 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a net decrease of $9,816,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $3,083,000, representing less than 0.01% of the fund’s net assets and 1.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2024, these arrangements reduced the fund’s expenses by $199,000  (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Wellington Fund
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	72,246,641	4,139,473	—	76,386,114
U.S. Government and Agency Obligations	—	9,361,428	—	9,361,428
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,448,721	—	1,448,721
Corporate Bonds	—	24,586,153	—	24,586,153
Sovereign Bonds	—	628,174	—	628,174
Taxable Municipal Bonds	—	1,630,842	—	1,630,842
Temporary Cash Investments	79	1,524,698	—	1,524,777
Total	72,246,720	43,319,489	—	115,566,209

Derivative Financial Instruments
Assets
Futures Contracts[1]	817	—	—	817
Forward Currency Contracts	—	189	—	189
Total	817	189	—	1,006
Liabilities
Futures Contracts[1]	(8,744)	—	—	(8,744)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  At November 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	817	—	817
Unrealized Appreciation—Forward Currency Contracts	—	189	189
Total Assets	817	189	1,006

Unrealized Depreciation—Futures Contracts[1]	(8,744)	—	(8,744)
Total Liabilities	(8,744)	—	(8,744)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended November 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(4,900)	—	(4,900)
Realized Net Gain (Loss) on Derivatives	(4,900)	—	(4,900)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(9,742)	—	(9,742)
Forward Currency Contracts	—	189	189
Change in Unrealized Appreciation (Depreciation) on Derivatives	(9,742)	189	(9,553)
G.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	580,623
Total Distributable Earnings (Loss)	(580,623)

Wellington Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	940,150
Undistributed Long-Term Gains	8,314,621
Net Unrealized Gains (Losses)	30,826,327
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	40,081,098
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	2,568,166	2,430,007
Long-Term Capital Gains	3,880,773	5,724,358
Total	6,448,939	8,154,365
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	84,740,971
Gross Unrealized Appreciation	34,092,187
Gross Unrealized Depreciation	(3,266,949)
Net Unrealized Appreciation (Depreciation)	30,825,238
H.  During the year ended November 30, 2024, the fund purchased $24,253,216,000 of investment securities and sold $23,914,713,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $42,599,746,000 and $51,250,410,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were $0 and sales were $158,785,000, resulting in net realized gain of $108,986,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.  Capital share transactions for each class of shares were:
	Year Ended November 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,098,669	25,005	1,206,571	29,910
Issued in Lieu of Cash Distributions	737,786	17,686	948,779	24,646
Redeemed	(2,547,457)	(58,291)	(2,265,786)	(56,621)
Net Increase (Decrease)—Investor Shares	(711,002)	(15,600)	(110,436)	(2,065)
Admiral Shares
Issued	4,538,711	60,184	4,339,920	62,780
Issued in Lieu of Cash Distributions	5,235,097	72,622	6,614,009	99,497
Redeemed	(12,928,645)	(170,731)	(11,506,757)	(166,348)
Net Increase (Decrease)—Admiral Shares	(3,154,837)	(37,925)	(552,828)	(4,071)

Wellington Fund
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Wellington Fund and Shareholders of Vanguard Wellington™ Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Wellington™ Fund (one of the funds constituting Vanguard Wellington Fund, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 26.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $1,117,515,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $273,669,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $4,427,581,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 76.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $45,941,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q210 012025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Vanguard Wellington Fund

The board of trustees of Vanguard Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight & Manager Search Team, which is responsible for fund and advisor oversight and product management. The Oversight & Manager Search Team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight & Manager Search Team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight & Manager Search Team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. The portfolio managers leverage tenured teams of equity and fixed income research analysts who conduct detailed fundamental analysis of their respective industries and companies. In managing the equity portion of the fund, the portfolio manager employs bottom-up, fundamental research focusing on high-quality companies with above-average yields, strong balance sheets, sustainable competitive advantages, and attractive valuations. In managing the fixed income portion of the fund, the portfolio manager focuses on investment-grade corporate bonds. The firm has advised the fund since its inception in 1929.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.